Schwab Investments
Schwab Tax-Free Bond Fund

Portfolio Holdings as of May 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed rate securities, the rate shown is the interest rate (the rate established when the security  was issued). For variable rate securities, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 99.7% OF NET ASSETS
ALABAMA 3.1%
Black Belt Energy Gas District
Gas RB Series 2022C1	5.25%	06/01/24	380,000	380,000
Gas RB Series 2022C1	5.25%	06/01/25	1,175,000	1,184,872
Gas Supply RB Series 2022D1	4.00%	07/01/52 (a)	4,000,000	4,004,927
Energy Southeast Cooperative District
Energy Supply RB Series 2024B	5.25%	07/01/54 (a)	2,000,000	2,125,169
Jefferson Cnty
Sewer RB Series 2024	5.25%	10/01/49 (a)	2,500,000	2,657,909
Southeast Energy Auth
RB Series 2021B	4.00%	12/01/51 (a)	2,000,000	1,963,426
RB Series 2022A1	5.50%	01/01/53 (a)	2,000,000	2,120,402
The Southeast Alabama Gas District
Gas Supply Refunding RB Series 2024B	5.00%	06/01/49 (a)	1,500,000	1,577,069
Univ of Montevallo
RB Series 2017	5.00%	05/01/42 (a)	2,150,000	2,229,882
				18,243,656
ARIZONA 1.2%
Arizona Health Facilities Auth
RB (Banner Health) Series 2015C	4.05%	01/01/46 (a)(b)(c)	645,000	645,000
Arizona IDA
RB Series 2023A	5.00%	11/01/28 (a)	2,500,000	2,608,255
Chandler Industrial Development Auth
IDRB (Intel Corp) Series 2022	5.00%	09/01/42 (a)	2,000,000	2,042,541
Industrial Development (Intel Corporation) RB Series 2019	4.00%	06/01/49 (a)(d)(e)	1,750,000	1,735,495
				7,031,291
CALIFORNIA 8.6%
Alameda Corridor Transportation Auth
Sr Lien Refunding RB Series 2022A	0.00%	10/01/49 (a)(f)	1,500,000	819,250
Bay Area Toll Auth
Toll Bridge RB Series 2021C (SIFMA Municipal Swap Index + 0.45%)	3.81%	04/01/56 (a)(g)	5,000,000	4,949,858

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
California
GO Refunding Bonds	5.25%	08/01/32	5,000,000	5,656,092
California Community Choice Financing Auth
RB (Deutsche Bank) Series 2023C	5.25%	01/01/54 (a)	3,000,000	3,137,028
California Educational Facilities Auth
RB (St Marys College) Series 2023A	5.50%	10/01/53 (a)	300,000	309,379
California Health Facilities Financing Auth
RB (CommonSpirit Health) Series 2024A	5.00%	12/01/38 (a)	1,150,000	1,277,406
RB (Kaiser Permanente) Series 2017A2	4.00%	11/01/44 (a)	1,500,000	1,463,180
California Statewide Communities Development Auth
Hospital Refunding RB (Univ of Southern California) Series 2018	5.00%	01/01/25	1,000,000	1,008,439
RB (Loma Linda Univ Medical Center) Series 2016A	5.00%	12/01/36 (a)	1,500,000	1,515,993
RB (Loma Linda Univ Medical Center) Series 2018A	5.25%	12/01/43 (a)	1,065,000	1,089,571
Hastings Campus Housing Financing Auth
Campus Housing RB Series 2020A	5.00%	07/01/45 (a)	3,700,000	3,461,898
Los Angeles USD
GO Refunding Bonds Series 2024A	5.00%	07/01/31	5,000,000	5,588,588
Pleasant Valley SD
GO Refunding Bonds Series 2002A	5.85%	08/01/31	3,000,000	3,225,476
Rancho Cucamonga Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2014	5.00%	09/01/26 (a)	755,000	757,127
San Diego Cnty Regional Airport Auth
Sr Airport RB Series 2023B	5.00%	07/01/32	5,000,000	5,397,666
San Diego USD
GO Bonds Series 2010C	0.00%	07/01/31 (h)	1,250,000	977,608
GO Bonds Series 2010C	0.00%	07/01/32 (h)	1,500,000	1,128,826
GO Bonds Series 2010C	0.00%	07/01/33 (h)	1,000,000	723,259
GO Bonds Series 2010C	0.00%	07/01/35 (h)	1,300,000	868,280
San Francisco Airport Commission
RB 2nd Series 2019E	5.00%	05/01/39 (a)	2,450,000	2,538,946
RB 2nd Series 2019E	5.00%	05/01/40 (a)	425,000	438,884
RB 2nd Series 2022A	5.00%	05/01/30	800,000	845,775
RB 2nd Series 2022A	5.00%	05/01/31	1,695,000	1,812,984
Santa Cruz Cnty Successor Redevelopment Agency
Tax Allocation Refunding Bonds 2014	5.00%	09/01/24	1,060,000	1,062,194
				50,053,707
COLORADO 2.8%
Colorado Bridge Enterprise IRB
Sr RB Series 2024A	5.25%	12/01/49 (a)	2,000,000	2,179,296
Colorado Educational & Cultural Facilities Auth
Charter School RB (Loveland Classical Schools) Series 2023	4.75%	07/01/43 (a)(b)	610,000	610,384
Colorado Health Facilities Auth
RB (CommonSpirit Health) Series 2022A	5.00%	11/01/31	1,300,000	1,410,984
RB (CommonSpirit Health) Series 2022A	5.00%	11/01/32	1,500,000	1,642,598
RB (CommonSpirit Health) Series 2024A	5.00%	12/01/39 (a)	2,000,000	2,194,573
Colorado Regional Transportation District
RB (Denver Transit Partners) Series 2020A	4.00%	07/15/34 (a)	800,000	801,385
Denver
Airport System RB Series 2017A	5.00%	11/15/27	1,865,000	1,931,403
Airport System Sub RB Series 2023B	5.00%	11/15/24	1,380,000	1,385,532

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Airport System Sub RB Series 2023B	5.00%	11/15/31	2,000,000	2,137,910
Airport System Sub RB Series 2023B	5.00%	11/15/32	1,000,000	1,076,625
Dedicated Tax RB Series 2018A-2	0.00%	08/01/31 (a)(h)	380,000	279,955
Whispering Pines Metropolitan District #1
LT GO Refunding Bonds Series 2023	5.00%	12/01/52 (a)	900,000	920,887
				16,571,532
CONNECTICUT 0.4%
Connecticut
GO Bonds Series 2020A	4.00%	01/15/37 (a)	2,000,000	2,030,672
GO Bonds Series 2024B	4.00%	01/15/41 (a)	500,000	498,024
				2,528,696
DISTRICT OF COLUMBIA 0.4%
Metropolitan Washington Airports Auth
Sr Lien Refunding RB (Dulles Metrorail) Series 2019A	5.00%	10/01/44 (a)	2,150,000	2,212,302
FLORIDA 5.0%
Florida Development Finance Corp
Healthcare Facilities RB (Tampa General Hospital) Series 2024B	5.00%	08/01/56 (a)	2,000,000	2,124,150
RB (Brightline Trains) Series 2024	5.50%	07/01/53 (a)	5,000,000	5,203,313
Florida Higher Educational Facilities Financing Auth
Educational Facilities RB (Florida Institute of Technology) Series 2019	5.00%	10/01/25	450,000	453,054
Educational Facilities RB (Florida Institute of Technology) Series 2019	5.00%	10/01/26	765,000	772,720
Educational Facilities RB (Florida Institute of Technology) Series 2019	5.00%	10/01/27	685,000	695,811
Florida Insurance Assistance Interlocal Agency
Insurance Assessment RB Series 2023A1	5.00%	09/01/25 (a)	2,750,000	2,773,049
Hialeah
RB Series 2022	5.00%	10/01/31	1,585,000	1,683,388
RB Series 2022	5.00%	10/01/37 (a)	2,360,000	2,497,459
Jacksonville
Health Care Facilities Refunding RB (Baptist Health) Series 2017	5.00%	08/15/34 (a)	910,000	935,111
Miami Beach Health Facilities Auth
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/24	400,000	400,734
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/25 (a)	250,000	250,568
Miami-Dade Cnty
Refunding RB Series 2020A	4.00%	10/01/37 (a)	2,205,000	2,177,805
Miami-Dade Cnty Expressway Auth
Toll System RB Series 2014A	5.00%	07/01/24	625,000	625,162
Pasco Cnty
RB (Moffitt Cancer Center) Series 2023A	5.75%	09/01/54 (a)	500,000	555,398
Pompano Beach
RB (John Knox Village) Series 2021A	4.00%	09/01/51 (a)	2,000,000	1,557,660
Seminole Cnty
Refunding RB Series 2022	5.00%	10/01/52 (a)	1,000,000	1,054,338
Tampa
Tax Allocation RB (Moffitt Cancer Center) Series 2020A	0.00%	09/01/35 (a)(h)	1,550,000	943,845
Tax Allocation RB (Moffitt Cancer Center) Series 2020A	0.00%	09/01/36 (a)(h)	800,000	463,538
Tax Allocation RB (Moffitt Cancer Center) Series 2020A	0.00%	09/01/37 (a)(h)	855,000	469,129
Tax Allocation RB (Moffitt Cancer Center) Series 2020A	0.00%	09/01/38 (a)(h)	1,000,000	518,527
Tax Allocation RB (Moffitt Cancer Center) Series 2020A	0.00%	09/01/49 (a)(h)	1,200,000	331,157

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Tampa Bay Water
Utility System RB Series 2022	5.25%	10/01/47 (a)	1,500,000	1,624,272
Village Community Dev Dist. No.15
RB Series 2023	4.38%	05/01/33 (a)	400,000	401,162
RB Series 2023	4.85%	05/01/38 (a)	500,000	505,836
RB Series 2023	5.25%	05/01/54 (a)	500,000	510,448
				29,527,634
GEORGIA 2.5%
Atlanta
Airport PFC & Sub Lien RB Series 2022D	5.00%	07/01/36 (a)	4,640,000	5,019,133
Columbia Cnty Hospital Auth
Revenue Anticipation Certificates (Wellstar Health System) Series 2023A	5.75%	04/01/53 (a)	500,000	554,591
Georgia State Road & Tollway Auth
Managed Lane System RB Series 2021A	4.00%	07/15/37 (a)	1,515,000	1,563,964
Main Street Natural Gas Inc
Gas Supply RB Series 2023A	5.00%	06/01/53 (a)	3,000,000	3,134,546
Gas Supply RB Series 2023B	5.00%	09/01/24	550,000	550,315
Gas Supply RB Series 2023B	5.00%	03/01/25	390,000	391,381
Gas Supply RB Series 2023D	5.00%	05/01/54 (a)	1,250,000	1,307,716
Gas Supply RB Series 2024B	5.00%	12/01/54 (a)	2,000,000	2,122,283
				14,643,929
GUAM 0.4%
Guam Waterworks Auth
Water & Wastewater System Refunding RB Series 2024A	5.00%	07/01/36 (a)	1,250,000	1,368,590
Water & Wastewater System Refunding RB Series 2024A	5.00%	07/01/38 (a)	500,000	541,849
Water & Wastewater System Refunding RB Series 2024A	5.00%	07/01/40 (a)	500,000	533,210
				2,443,649
HAWAII 0.4%
Hawaii
Airport System RB Series 2020A	4.00%	07/01/35 (a)	1,500,000	1,479,574
Harbor System RB Series 2020A	4.00%	07/01/34 (a)	750,000	750,306
				2,229,880
IDAHO 0.1%
Jerome Jt SD #261
GO Bonds Series 2022	5.25%	09/15/42 (a)(b)	500,000	548,439
ILLINOIS 9.4%
Bellwood Village
GO Refunding Bonds Series 2014	5.00%	12/01/32 (a)	1,705,000	1,716,026
GO Refunding Bonds Series 2016B	5.00%	12/01/28 (a)	1,855,000	1,916,369
Chicago
2nd Lien Wastewater Refunding RB Series 2024A	5.00%	01/01/40 (a)	1,000,000	1,094,937
GO Bonds Series 2019A	5.50%	01/01/35 (a)	1,450,000	1,549,695
GO Bonds Series 2023A	5.00%	01/01/34 (a)	1,000,000	1,079,266
GO Bonds Series 2023A	5.50%	01/01/39 (a)	1,500,000	1,624,117

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Chicago Board of Education
ULT GO Bonds Series 2023A	5.00%	12/01/30	750,000	791,630
Chicago Housing Auth
GO Bonds Series 2018A	5.00%	01/01/27	1,000,000	1,030,823
GO Bonds Series 2018A	5.00%	01/01/28	1,000,000	1,044,149
Chicago Midway Airport
Sr Lien Airport Refunding RB Series 2023C	5.00%	01/01/36 (a)	2,500,000	2,686,322
Chicago O’Hare International Airport
OHare General Airport Sr Lien Refunding RB Series 2012A	5.00%	01/01/33 (a)	400,000	404,484
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/28 (a)	1,750,000	1,758,635
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/29 (a)	1,135,000	1,140,755
OHare General Airport Sr Lien Refunding RB Series 2016C	5.00%	01/01/29 (a)	400,000	407,597
OHare General Airport Sr Lien Refunding RB Series 2016C	5.00%	01/01/31 (a)	1,000,000	1,018,842
Chicago Park District
LT GO Refunding Bonds Series 2023C	5.00%	01/01/37 (a)	600,000	640,832
Chicago Transit Auth Sales Tax
Sales Tax RB Series 2014	5.25%	12/01/49 (a)	3,000,000	3,004,282
Illinois
GO Bonds Series 2018	5.00%	05/01/31 (a)	1,000,000	1,047,019
GO Bonds Series 2019A	5.00%	11/01/27	5,855,000	6,083,310
GO Bonds Series 2020	5.50%	05/01/25	1,500,000	1,521,517
GO Bonds Series 2021A	4.00%	03/01/40 (a)	2,000,000	1,927,449
GO Bonds Series 2023B	5.50%	05/01/47 (a)	1,000,000	1,076,711
GO Bonds Series 2023B	4.50%	05/01/48 (a)	500,000	497,054
GO Bonds Series May 2024B	5.25%	05/01/45 (a)	500,000	538,834
GO Bonds Series May 2024B	4.25%	05/01/46 (a)	1,000,000	969,282
GO Bonds Series May 2024B	5.25%	05/01/47 (a)	250,000	267,675
GO Refunding Bonds Series 2016	5.00%	02/01/28 (a)	1,500,000	1,542,586
GO Refunding Bonds Series 2018B	5.00%	10/01/33 (a)	1,500,000	1,576,396
Illinois Finance Auth
RB (OSF Healthcare System) Series 2020B1	5.00%	05/15/50 (a)(d)	1,150,000	1,150,199
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/30 (a)	900,000	921,011
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/33 (a)	960,000	980,841
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/34 (a)	1,330,000	1,358,767
Refunding RB (Southern Illinois Healthcare Enterprises) Series 2017C	5.00%	03/01/26	700,000	708,189
Refunding RB (Southern Illinois Healthcare Enterprises) Series 2017C	5.00%	03/01/30 (a)	400,000	406,789
Illinois Regional Transportation Auth
GO Refunding Bonds Series 2017A	5.00%	07/01/24	1,110,000	1,110,683
Illinois Toll Highway Auth
Toll Highway Sr RB Series 2015A	5.00%	01/01/37 (a)	2,100,000	2,125,064
Toll Highway Sr RB Series 2024A	5.00%	01/01/38 (a)	750,000	845,364
Kankakee River Metropolitan Agency
Sr Lien Sewage Treatment Facility Refunding RB Series 2016	5.00%	05/01/26	1,305,000	1,339,851
Metropolitan Pier & Exposition Auth
RB Series 2015A	5.00%	06/15/53 (a)	2,000,000	2,004,225
Northern Illinois Univ
Auxiliary Facilities System RB Series 2021	5.00%	10/01/27 (b)	325,000	334,176
Auxiliary Facilities System RB Series 2021	5.00%	10/01/30 (b)	325,000	342,812
Auxiliary Facilities System Refunding RB Series 2020B	5.00%	04/01/29 (b)	400,000	413,795
Auxiliary Facilities System Refunding RB Series 2020B	4.00%	04/01/35 (a)(b)	1,050,000	1,038,504
				55,036,864

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
IOWA 0.9%
PEFA Inc
Gas Project RB Series 2019	5.00%	09/01/49 (a)(d)	5,000,000	5,089,264
KANSAS 0.5%
Johnson & Miami Cnty USD No. 230
GO Bonds Series 2018A	5.00%	09/01/31 (a)	2,575,000	2,729,057
KENTUCKY 0.4%
Kentucky
COP 2015	4.00%	06/15/24	400,000	399,972
COP 2015	5.00%	06/15/25	400,000	405,284
Kentucky Public Energy Auth
Gas Supply RB Series 2018C1	4.00%	12/01/49 (a)(d)	1,450,000	1,449,358
				2,254,614
LOUISIANA 2.2%
Louisiana Housing Corp M/F Revenue
S/F Mortgage RB Series 2023C	5.75%	12/01/53 (a)	1,785,000	1,898,540
Louisiana Offshore Terminal Auth
Port RB (LOOP LLC) Series 2007A	4.15%	09/01/27	3,000,000	2,978,648
Louisiana Public Facilities Auth
RB (Loyola Univ) Series 2023A	5.00%	10/01/38 (a)	1,000,000	1,053,182
RB (Loyola Univ) Series 2023A	5.00%	10/01/43 (a)	1,500,000	1,548,433
Refunding RB (Ochsner Clinic Fdn) Series 2017	5.00%	05/15/27	500,000	514,183
Louisiana Stadium & Exposition District
Sr RB Series 2023A	5.25%	07/01/53 (a)	3,000,000	3,211,362
New Orleans
Public Improvement Bonds Series 2021A	5.00%	12/01/50 (a)	1,750,000	1,810,365
				13,014,713
MAINE 0.4%
Maine Health & Educational Facilities Auth
RB (Maine Health) Series 2020A	4.00%	07/01/37 (a)	1,000,000	996,900
Portland
General Airport Refunding RB Series 2019	5.00%	01/01/33 (a)	695,000	742,826
General Airport Refunding RB Series 2019	5.00%	01/01/34 (a)	620,000	662,590
				2,402,316
MARYLAND 1.8%
Baltimore Cnty
Metropolitan District GO Bonds 78th Issue	5.00%	02/01/46 (a)	2,000,000	2,028,346
Maryland
GO Bonds 1st Series 2018A	3.13%	03/15/33 (a)	3,600,000	3,366,975
Maryland Health & Higher Educational Facilities Auth
RB (Frederick Health System) Series 2020	4.00%	07/01/45 (a)	600,000	553,959
RB (Frederick Health System) Series 2023	5.00%	07/01/48 (a)	1,000,000	1,015,370
RB (Frederick Health System) Series 2023	5.25%	07/01/53 (a)	775,000	800,153

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Maryland Stadium Authority
Built to Learn RB Series 2022A	5.00%	06/01/29	875,000	937,069
Built to Learn RB Series 2022A	5.00%	06/01/30	1,000,000	1,085,340
Washington Cnty
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/25 (i)	550,000	553,542
				10,340,754
MASSACHUSETTS 2.4%
Massachusetts Development Finance Agency
RB (Beth Israel Lahey Health) Series 2023M	5.00%	07/01/32	2,500,000	2,777,643
RB (Boston Medical Center) Series 2016E	5.00%	07/01/31 (a)	2,815,000	2,869,810
RB (Boston Medical Center) Series 2023G	5.00%	07/01/24	500,000	500,244
RB (Boston Medical Center) Series 2023G	5.00%	07/01/25	665,000	672,619
RB (Boston Medical Center) Series 2023G	5.00%	07/01/26	865,000	885,744
RB (Boston Medical Center) Series 2023G	5.25%	07/01/48 (a)	800,000	845,581
RB (Lahey Health System) Series 2015F	5.00%	08/15/28 (a)	950,000	958,715
RB (Lesley Univ) Series 2019A	5.00%	07/01/35 (a)	1,065,000	1,095,011
RB (UMASS Memorial Health) Series 2016I	5.00%	07/01/36 (a)	1,815,000	1,842,652
Massachusetts HFA
S/F Housing RB Series 183	3.50%	12/01/46 (a)	435,000	430,853
S/F Housing RB Series 203	4.50%	12/01/48 (a)	900,000	897,209
				13,776,081
MICHIGAN 2.6%
Great Lakes Water Auth
Water Supply System 2nd Lien RB Series 2022B	5.25%	07/01/47 (a)	2,000,000	2,144,224
Karegnondi Water Auth
RB Series 2014A	5.00%	11/01/24 (a)	1,645,000	1,646,066
RB Series 2014A	5.00%	11/01/25 (a)	1,100,000	1,100,714
Kentwood Public Schools
ULT GO Bonds Series 2023II	5.00%	05/01/53 (a)	4,450,000	4,666,952
Michigan
RB Series 2020B	4.00%	11/15/45 (a)	2,500,000	2,441,283
Michigan Finance Auth
Sr RB (Provident Group HFH Energy LLC) Series 2024	5.00%	02/28/38 (a)	750,000	814,580
Sr RB (Provident Group HFH Energy LLC) Series 2024	5.00%	02/28/39 (a)	750,000	808,997
Michigan Housing Development Auth
S/F Mortgage RB Series 2015A	4.00%	06/01/46 (a)	210,000	209,686
Wayne Cnty Airport Auth
Airport RB Series 2014B	5.00%	12/01/32 (a)	550,000	551,259
Airport RB Series 2014B	5.00%	12/01/33 (a)	625,000	626,424
				15,010,185
MINNESOTA 0.4%
Center City
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/26	315,000	315,350
Duluth ISD #709
Refunding COP Series 2019C	5.00%	02/01/25 (b)	375,000	378,181
Refunding COP Series 2019C	5.00%	02/01/26 (b)	400,000	409,199

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Minnesota Higher Educational Facilities Auth
RB (St. Thomas Univ) Series 2024A	5.00%	10/01/42 (a)	1,000,000	1,064,652
				2,167,382
MISSISSIPPI 0.3%
Mississippi Development Bank
Special Obligation (Jackson Public SD) RB Series 2018	5.00%	10/01/25	1,000,000	1,014,915
Special Obligation (Jackson Public SD) RB Series 2018	5.00%	10/01/26	590,000	606,855
				1,621,770
MISSOURI 1.2%
Missouri Health & Educational Facilities Auth
Educational Facilities RB (Kansas City Univ of Medicine) Series 2017A	5.00%	06/01/35 (a)	1,000,000	1,036,778
Educational Facilities RB (Kansas City Univ of Medicine) Series 2017A	5.00%	06/01/36 (a)	1,050,000	1,087,495
Missouri Housing Development Commission
S/F Mortgage RB Series 2017D	4.00%	05/01/47 (a)	410,000	406,079
S/F Mortgage RB Series 2018A	4.25%	05/01/49 (a)	910,000	905,150
St Louis
Airport RB (Lambert International) Series 2023B	5.00%	07/01/24	1,000,000	1,000,370
GO Bonds Series 2023A	5.00%	02/15/43 (a)	2,400,000	2,534,578
				6,970,450
MONTANA 0.5%
Montana Board of Housing
S/F Housing RB Series 2018A	4.00%	06/01/49 (a)	635,000	629,853
S/F Mortgage Bonds Series 2023B	6.00%	12/01/53 (a)	2,110,000	2,249,589
				2,879,442
NEBRASKA 0.7%
Boys Town Village
RB (Father Flanagan Boys Home) Series 2017	3.00%	09/01/28	2,615,000	2,526,303
Sarpy Cnty SD No 0037
GO Bonds Series 2022B	5.00%	12/15/27 (a)	1,500,000	1,530,431
				4,056,734
NEVADA 0.5%
Carson City
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2017	5.00%	09/01/25	600,000	605,076
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2017	5.00%	09/01/27	605,000	618,286
Clark Cnty SD
LT GO Bonds Series 2018A	4.00%	06/15/36 (a)	1,800,000	1,806,472
				3,029,834
NEW JERSEY 3.5%
Atlantic City
Tax Appeal Refunding Bonds Series 2017A	5.00%	03/01/25	300,000	302,465
New Jersey Health Care Facilities Financing Auth
Refunding RB (RWJ Barnabas Health) Series 2024A	4.25%	07/01/54 (a)	500,000	478,650

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
New Jersey Transportation Trust Fund Auth
Transportation Bonds Series 2023BB	5.00%	06/15/34 (a)	1,300,000	1,452,513
Transportation Bonds Series 2023BB	5.25%	06/15/50 (a)	2,000,000	2,144,050
Transportation Program Bonds Series 2015AA	5.25%	06/15/41 (a)	4,050,000	4,088,871
Transportation Program Bonds Series 2023AA	4.25%	06/15/44 (a)	1,000,000	982,502
Transportation Program Notes Series 2014 BB1	5.00%	06/15/33 (a)	3,500,000	3,682,808
Transportation System Bonds Series 2023A	4.25%	06/15/40 (a)	3,000,000	3,014,698
Transportation System RB Series 2019BB	5.00%	06/15/44 (a)	2,550,000	2,622,560
New Jersey Turnpike Auth
Turnpike RB Series 2022B	4.25%	01/01/43 (a)	1,750,000	1,780,424
				20,549,541
NEW MEXICO 0.1%
New Mexico Mortgage Finance Auth
S/F Mortgage RB Series 2018B	4.00%	01/01/49 (a)	770,000	762,799
NEW YORK 13.0%
Metropolitan Transportation Auth
Transportation RB Series 2015A2	5.00%	11/15/45 (a)(d)	2,845,000	3,024,357
Transportation RB Series 2020C1	4.75%	11/15/45 (a)	1,200,000	1,221,329
Transportation Refunding RB Series 2024A	5.00%	11/15/36 (a)	2,000,000	2,211,234
Nassau Cnty Local Economic Assistance Corp
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/25 (a)	500,000	500,319
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/26 (a)	250,000	250,109
New York City
GO Bonds Fiscal 2012 Series G6	3.95%	04/01/42 (a)(b)(c)	450,000	450,000
GO Bonds Fiscal 2022 Series A1	4.00%	08/01/38 (a)	2,000,000	2,002,549
GO Bonds Fiscal 2024 Series D	4.00%	04/01/41 (a)	1,970,000	1,927,623
New York City Municipal Water Finance Auth
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series BB1	4.00%	06/15/44 (a)(b)(c)	3,680,000	3,680,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/35 (a)	2,000,000	2,089,160
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/36 (a)	1,450,000	1,511,383
Future Tax Secured Sub Bonds Fiscal 2019 Series A4	4.05%	08/01/45 (a)(b)(c)	1,640,000	1,640,000
Future Tax Secured Sub Bonds Fiscal 2020 Series A2	5.00%	05/01/39 (a)	5,000,000	5,279,205
Future Tax Secured Sub Bonds Fiscal 2023 Series F1	5.00%	02/01/45 (a)	2,500,000	2,683,098
Future Tax Secured Sub Bonds Fiscal 2024 Series D1	5.00%	11/01/37 (a)	1,000,000	1,124,871
Future Tax Secured Sub Bonds Fiscal 2024 Series G1	5.00%	05/01/46 (a)	2,785,000	3,004,991
Future Tax Secured Sub Bonds Fiscal 2024 Series G1	4.13%	05/01/52 (a)	1,850,000	1,764,292
New York Liberty Development Corp
RB (Goldman Sachs Headquarters) Series 2005	3.71%	10/01/35 (a)(b)(j)(k)	3,750,000	3,750,000
New York State Dormitory Auth
RB (Montefiore Health) Series 2018A	5.00%	08/01/28	1,700,000	1,708,609
RB (New York Institute of Technology) Series 2024	5.00%	07/01/40 (a)	500,000	533,210
RB (New York Institute of Technology) Series 2024	5.00%	07/01/41 (a)	600,000	637,119
RB (Rochester Institute of Technology) Series 2022A	5.00%	07/01/39 (a)	1,000,000	1,082,633
State Personal Income Tax RB Series 2019A	5.00%	03/15/46 (a)	5,000,000	5,192,060
State Personal Income Tax RB Series 2019D	5.00%	02/15/48 (a)	5,000,000	5,218,954
New York State Thruway Auth
General RB Series O	4.00%	01/01/40 (a)	1,865,000	1,875,067
General RB Series P	5.00%	01/01/38 (a)	500,000	563,947

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
New York Transportation Development Corp
Special Facilities RB (JFK Airport - New Terminal 1) Series 2023	5.50%	06/30/38 (a)	1,000,000	1,089,475
Special Facility RB (JFK Airport - Terminal 4) Series 2020A	5.00%	12/01/28	1,000,000	1,037,757
Special Facility RB (JFK Airport - Terminal 4) Series 2020A	5.00%	12/01/31 (a)	500,000	527,080
Port Auth of New York & New Jersey
Consolidated Bonds 221st Series	5.00%	07/15/34 (a)	2,835,000	2,998,488
Consolidated Bonds 236th Series	5.00%	01/15/37 (a)	1,000,000	1,072,653
Consolidated Bonds 236th Series	5.00%	01/15/38 (a)	1,000,000	1,068,064
Sales Tax Asset Receivable Corp
RB Fiscal 2015 Series A	5.00%	10/15/31 (a)(i)	5,330,000	5,356,689
Triborough Bridge & Tunnel Auth
Sales Tax RB Series 2023A	4.00%	05/15/48 (a)	2,000,000	1,880,207
Sr Lien RB Series 2021A1	5.00%	05/15/51 (a)	5,000,000	5,261,170
Westchester Cnty Local Development Corp
RB (New York Blood Center) Series 2024	5.00%	07/01/35 (a)	1,000,000	1,079,075
				76,296,777
NORTH CAROLINA 2.2%
Brunswick Cnty
GO Bonds Series 2018	3.20%	08/01/34 (a)	2,230,000	2,080,694
Greater Asheville Regional Airport Auth
Airport System RB Series 2022A	5.50%	07/01/47 (a)	2,000,000	2,153,026
Airport System RB Series 2022A	5.50%	07/01/52 (a)	1,500,000	1,602,068
North Carolina Capital Facilities Finance Agency
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/25	500,000	504,500
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/26	1,735,000	1,758,149
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/30 (a)	1,000,000	1,015,273
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/31 (a)	1,305,000	1,324,470
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/32 (a)	1,255,000	1,273,182
North Carolina Medical Care Commission
Health Care Facilities RB (Presbyterian Homes) Series 2020A	4.00%	10/01/35 (a)	450,000	445,934
North Carolina Medical Care Commission Retirement Facilities
Retirement Facilities 1st Mortgage RB (United Methodist Retirement Homes) Series 2024A	5.13%	10/01/54 (a)	1,000,000	1,021,670
				13,178,966
NORTH DAKOTA 0.1%
West Fargo
Refunding Bonds Series 2019B	4.00%	05/01/25	400,000	400,908
OHIO 1.5%
Buckeye Tobacco Settlement Financing Auth
Tobacco Settlement Refunding Bonds Series 2020A-2	5.00%	06/01/34 (a)	5,000,000	5,288,725
Cleveland
Airport System RB Series 2019B	5.00%	01/01/26	1,045,000	1,060,553
Columbus
ULT GO Bonds Series 2017A	3.15%	04/01/35 (a)	2,500,000	2,264,530
Northeast Ohio Medical Univ
General Refunding RB Series 2021A	5.00%	12/01/25	200,000	201,599
				8,815,407

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
OKLAHOMA 0.2%
Norman Regional Hospital Auth
Hospital RB Series 2019	5.00%	09/01/45 (a)	1,050,000	1,012,534
Oklahoma Development Finance Auth
Lease RB Series 2014A	4.00%	06/01/27 (a)	29,000	28,999
				1,041,533
OREGON 1.5%
Astoria Hospital Facilities Auth
RB (Columbia Memorial Hospital) Series 2024	5.25%	08/01/49 (a)(e)	750,000	784,897
Forest Grove
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/25	145,000	145,607
Gresham-Barlow SD #10Jt
GO Bonds Series 2019	0.00%	06/15/34 (a)(b)(h)	300,000	194,059
GO Bonds Series 2019	0.00%	06/15/35 (a)(b)(h)	265,000	163,542
GO Bonds Series 2019	0.00%	06/15/36 (a)(b)(h)	420,000	246,103
GO Bonds Series 2019	0.00%	06/15/37 (a)(b)(h)	500,000	277,610
Lane Cnty SD
GO Bonds Series 2023	0.00%	06/15/38 (a)(b)(h)	750,000	392,902
Port of Portland Airport
Airport RB Series 27A	4.00%	07/01/39 (a)	2,000,000	1,937,355
Seaside
Transient Lodging Tax RB Series 2018	5.00%	12/15/37 (a)	1,875,000	1,980,741
Umatilla SD #6R
GO Bonds Series 2017	5.00%	06/15/29 (a)(b)	340,000	356,318
GO Bonds Series 2017	5.00%	06/15/30 (a)(b)	300,000	314,023
GO Bonds Series 2017	5.00%	06/15/32 (a)(b)	350,000	366,262
GO Bonds Series 2017	5.00%	06/15/33 (a)(b)	520,000	544,288
GO Bonds Series 2017	5.00%	06/15/34 (a)(b)	350,000	366,323
GO Bonds Series 2017	5.00%	06/15/35 (a)(b)	410,000	428,947
GO Bonds Series 2023B	0.00%	06/15/53 (a)(b)(h)	1,600,000	369,309
				8,868,286
PENNSYLVANIA 3.8%
Lancaster Cnty Hospital Auth
RB (Penn State Health) Series 2021	5.00%	11/01/46 (a)	1,000,000	1,026,062
Pennsylvania Economic Development Financing Auth
Solid Waste Disposal RB (Republic Services Inc) Series 2019B	4.05%	04/01/49 (a)(d)	5,000,000	4,999,771
Pennsylvania State Turnpike Commission
RB Series 2014A	5.00%	12/01/44 (a)	3,000,000	3,009,693
RB Series 2022B	5.00%	12/01/47 (a)	1,000,000	1,064,601
RB Series 2022B	5.25%	12/01/52 (a)	750,000	810,228
Sub RB Series 2021B	4.00%	12/01/51 (a)	3,400,000	3,107,278
Philadelphia
GO Refunding Bonds Series 2017	5.00%	08/01/24	1,000,000	1,001,453
GO Refunding Bonds Series 2019A	5.00%	08/01/25	745,000	755,998
GO Refunding Bonds Series 2019A	5.00%	08/01/26	1,000,000	1,031,124
Philadelphia Redevelopment Auth Financing Corp
RB Series 2023B	5.00%	09/01/43 (a)	3,000,000	3,155,391

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Pocono Mountains Park Auth
Hospital RB (St Luke’s Hospital) Series 2015A	5.00%	08/15/40 (a)	2,000,000	2,007,092
				21,968,691
PUERTO RICO 0.6%
Puerto Rico Sales Tax Financing Corp
Restructured Sales Tax Bonds Series 2019A1	5.00%	07/01/58 (a)	3,321,000	3,322,077
RHODE ISLAND 0.7%
Rhode Island Health & Educational Building Corp
Higher Education Facility RB (Bryant Univ) Series 2024	5.00%	06/01/42 (a)	2,030,000	2,172,384
Hospital Financing RB (Lifespan Obligated Group) Series 2024	5.00%	05/15/38 (a)	750,000	801,269
Hospital Financing RB (Lifespan Obligated Group) Series 2024	5.00%	05/15/39 (a)	600,000	637,497
Hospital Financing RB (Lifespan Obligated Group) Series 2024	5.00%	05/15/44 (a)	565,000	587,821
				4,198,971
SOUTH CAROLINA 1.2%
South Carolina Jobs Economic Development Auth
Health Care Facilities RB (Novant Health) Series 2024A	4.25%	11/01/47 (a)	3,000,000	2,894,039
South Carolina Public Service Auth
Refunding RB Series 2020A	4.00%	12/01/40 (a)	4,000,000	3,893,852
				6,787,891
SOUTH DAKOTA 0.3%
Clay Cnty
GO Bonds Series 2023	4.25%	12/01/48 (a)	1,000,000	971,487
South Dakota Health & Educational Facilities Auth
RB Series 2015	5.00%	11/01/26 (a)	1,000,000	1,017,978
				1,989,465
TENNESSEE 1.1%
Chattanooga-Hamilton Cnty Hospital Auth
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/24	600,000	601,242
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/25 (a)	950,000	952,057
Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
Educational Facilities RB (Belmont Univ) Series 2023	5.25%	05/01/48 (a)	1,500,000	1,594,695
Metropolitan Nashville Airport Auth
RB Series 2022B	5.25%	07/01/47 (a)	1,500,000	1,584,247
RB Series 2022B	5.50%	07/01/52 (a)	1,250,000	1,333,312
Tennessee Housing Development Agency Home Ownership
Residential Finance Program Bonds Series 2023-3A	6.25%	01/01/54 (a)	500,000	538,394
				6,603,947
TEXAS 15.1%
Austin
Airport System RB Series 2022	5.00%	11/15/32	500,000	538,313
Airport System RB Series 2022	5.00%	11/15/33 (a)	750,000	808,465
Airport System RB Series 2022	5.25%	11/15/47 (a)	2,500,000	2,645,797

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Central Texas Regional Mobility Auth
Sr Lien RB Series 2015A	5.00%	01/01/27 (a)	1,100,000	1,113,505
Sr Lien RB Series 2015A	5.00%	01/01/30 (a)(i)	1,520,000	1,543,850
City of Alvin
Water & Sewer System RB Series 2023	4.00%	02/01/37 (a)	1,105,000	1,109,470
Clear Creek ISD
ULT GO Refunding Bonds Series 2015A	4.00%	02/15/33 (a)(b)	750,000	744,284
Collin Cnty CCD
LT Bonds Series 2018	5.00%	08/15/24	4,900,000	4,910,780
Corpus Christi
Utility System Jr Lien RB Series 2022B	5.00%	07/15/47 (a)	4,000,000	4,226,621
Dallas
Sr Lien Special Tax RB (Kay Bailey Hutchison Convention Center) Series 2023	6.00%	08/15/53 (a)	5,000,000	5,041,238
Denton ISD
ULT GO Bonds Series 2014B	2.00%	08/01/44 (a)(b)(i)	285,000	284,119
ULT GO Bonds Series 2014B	2.00%	08/01/44 (a)(b)(i)	270,000	269,165
ULT GO Bonds Series 2014B	2.00%	08/01/44 (a)(b)	220,000	219,267
ULT GO Bonds Series 2014B	2.00%	08/01/44 (a)(b)	1,225,000	1,220,682
Falls City ISD
ULT GO Bonds Series 2014	5.00%	08/15/30 (a)(b)	930,000	930,860
Galveston
1st Lien RB Series 2023	6.00%	08/01/43 (a)	1,250,000	1,377,438
Garland ISD
ULT GO Bonds Series 2023A	5.00%	02/15/39 (a)(b)	2,000,000	2,203,696
Greater Texoma Utility Auth
RB Series 2023A	4.38%	10/01/53 (a)	2,000,000	1,932,141
RB Series 2024	5.00%	10/01/33	2,000,000	2,228,937
Greenwood ISD
ULT GO Bonds Series 2024	4.00%	02/15/54 (a)(b)(e)	1,000,000	937,078
Gulf Coast IDA
RB (ExxonMobil) Series 2012	4.05%	11/01/41 (a)(c)	1,810,000	1,810,000
Harris Cnty Cultural Education Facilities Finance Corp
Medical Facilities RB (Baylor College of Medicine) Series 2024A	5.00%	05/15/29 (a)	2,000,000	2,127,655
Houston
Sub Lien Refunding RB Series 2018A	5.00%	07/01/25	1,000,000	1,010,719
Lower Colorado River Auth
Refunding RB (LCRA Transmission Services) Series 2016	5.00%	05/15/46 (a)	3,915,000	3,942,738
McKinney
Waterworks & Sewer System RB Series 2022	5.00%	03/15/38 (a)	1,090,000	1,184,859
Newark Higher Education Finance Corp
Education RB (Orenda) Series 2023A	5.00%	08/15/43 (a)(b)	1,865,000	1,996,948
Education RB (Orenda) Series 2023A	4.00%	08/15/48 (a)(b)	1,000,000	946,144
Education RB (The Hughen Center) Series 2022A	5.00%	08/15/37 (a)(b)	500,000	548,996
Education RB (The Hughen Center) Series 2022A	5.00%	08/15/42 (a)(b)	600,000	645,056
Education RB (The Hughen Center) Series 2022A	5.00%	08/15/47 (a)(b)	680,000	709,588
Education RB (The Hughen Center) Series 2022A	5.00%	08/15/52 (a)(b)	500,000	518,006
North East Texas Regional Mobility Auth
Sr Lien RB Series 2016A	5.00%	01/01/46 (a)	3,000,000	3,002,798
Northside ISD
ULT GO Bonds Series 2019	1.60%	08/01/49 (a)(b)(d)	2,915,000	2,904,008
Variable Rate ULT GO Refunding Bonds Series 2024B	3.45%	08/01/54 (a)(b)(d)	2,500,000	2,483,671

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Prosper ISD
ULT GO Bonds Series 2019B	4.00%	02/15/50 (a)(b)	2,500,000	2,497,978
San Antonio
Electric & Gas Systems Jr Lien RB Series 2014	5.00%	02/01/44 (a)	1,290,000	1,247,303
GO Bonds Series 2023	4.00%	02/01/42 (a)	2,000,000	2,002,277
Sinton ISD
ULT GO Bonds Series 2022	5.00%	08/15/52 (a)(b)	3,000,000	3,004,603
Spring Branch ISD
ULT GO Refunding Bonds Series 2015B	4.00%	02/01/33 (a)(b)	3,000,000	2,988,454
Spring ISD
ULT GO Bonds Series 2023	5.00%	08/15/24	750,000	751,529
ULT GO Bonds Series 2023	5.00%	08/15/25	1,500,000	1,524,507
Tarrant Cnty Cultural Education Facilities Finance Corp
Hospital RB (Baylor Scott & White) Series 2022D	5.00%	11/15/51 (a)	1,000,000	1,031,475
RB (Christus Health) Series 2024A	5.00%	07/01/32 (a)	2,500,000	2,713,586
Texas City ISD
ULT GO Bonds Series 2023	4.00%	08/15/53 (a)(b)	2,000,000	1,869,876
Texas Dept of Housing & Community Affairs
Residential Mortgage RB Series 2019A	4.75%	01/01/49 (a)	925,000	925,499
S/F Mortgage RB Series 2018A	4.75%	03/01/49 (a)	620,000	620,346
Texas Municipal Gas Corp III
Gas Supply Refunding RB Series 2021	5.00%	12/15/31	1,250,000	1,286,844
Texas State Affordable Housing Corp Heroes 2019 Program
S/F Mortgage RB Series 2019A	4.25%	03/01/49 (a)	590,000	587,151
Texas Transportation Corp
Sr Lien RB (NTE Mobility Partners) Series 2023	5.50%	12/31/58 (a)	1,835,000	1,960,140
Texas Water Dev Brd
State Water RB Series 2016	4.00%	10/15/30 (a)	3,900,000	3,894,054
Waxahachie
Tax & Revenue Certificates of Obligation Series 2023	4.13%	08/01/41 (a)	400,000	404,124
Tax & Revenue Certificates of Obligation Series 2023	4.25%	08/01/42 (a)	500,000	509,475
Tax & Revenue Certificates of Obligation Series 2023	4.25%	08/01/43 (a)	500,000	507,698
				88,443,811
UTAH 0.1%
Utah Board of Regents
Student Building Fee RB Series 2018	5.00%	03/01/27 (a)	360,000	362,995
Student Building Fee RB Series 2018	5.00%	03/01/28 (a)	425,000	428,505
				791,500
VERMONT 0.4%
Vermont HFA
Multiple Purpose Bonds Series 2017D	4.00%	05/01/48 (a)	205,000	203,725
Multiple Purpose Bonds Series 2018A	4.00%	11/01/48 (a)	1,455,000	1,441,634
Multiple Purpose Bonds Series 2018C	4.75%	11/01/48 (a)	728,000	728,127
				2,373,486
VIRGINIA 0.1%
Lynchburg Economic Development Auth
Hospital Refunding RB (Centra Health) Series 2021	4.00%	01/01/40 (a)	580,000	557,505

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
WASHINGTON 2.8%
Central Puget Sound Regional Transit Auth
Sales & Motor Vehicle Excise Tax RB Series 2016S1	5.00%	11/01/46	2,250,000	2,535,992
King Cnty Public Hospital District #2
LT GO Refunding Bonds (EvergreenHealth) Series 2015	5.00%	12/01/24	485,000	488,090
King Cnty SD #403 Renton
ULT GO Bond Series 2023	4.00%	12/01/41 (a)(b)	1,000,000	984,826
Moses Lake SD #161
ULT GO Bonds Series 2018	5.00%	12/01/34 (a)(b)	1,000,000	1,058,902
ULT GO Bonds Series 2018	5.00%	12/01/35 (a)(b)	1,250,000	1,324,601
Port of Bellingham
Refunding RB 2019	5.00%	12/01/27	500,000	525,059
Refunding RB 2019	5.00%	12/01/29 (a)	500,000	536,042
Refunding RB 2019	5.00%	12/01/30 (a)	625,000	670,643
Skagit Cnty Hospital District No 1
Hospital RB Series 2024	5.50%	12/01/38 (a)	300,000	321,993
Hospital RB Series 2024	5.50%	12/01/39 (a)	500,000	534,941
Tukwila SD #406
ULT GO Series 2018	5.00%	12/01/37 (a)(b)	2,830,000	3,004,835
Washington Health Care Facilities Auth
RB (Overlake Hospital) Series 2014	5.00%	07/01/29 (a)	780,000	780,097
Refunding RB (Overlake Hospital) Series 2017B	5.00%	07/01/32 (a)	1,845,000	1,862,673
Washington State Housing Finance Commission
RB Series 2024	5.00%	07/01/54 (a)	1,500,000	1,512,877
				16,141,571
WEST VIRGINIA 0.5%
West Virginia Hospital Finance Auth
Hospital RB (West Virginia Univ Health System) Series 2023A	4.25%	06/01/47 (a)	2,000,000	1,932,936
Hospital Revenue & Refunding Bonds (Vandalia Health) Series 2023B	6.00%	09/01/48 (a)	1,000,000	1,121,284
				3,054,220
WISCONSIN 1.8%
Wisconsin Center District
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/34 (a)(h)	1,820,000	1,162,627
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/35 (a)(h)	2,900,000	1,759,194
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/36 (a)(h)	3,000,000	1,728,400
Wisconsin Health & Educational Facilities Auth
RB (Fort HealthCare Inc) Series 2024B	5.00%	10/01/54 (a)	2,500,000	2,665,143
RB (Franciscan Sisters of Christian Charity) Series 2017A	5.00%	09/01/31 (a)(i)	1,000,000	1,042,895
RB (Franciscan Sisters of Christian Charity) Series 2017A	5.00%	09/01/32 (a)(i)	1,025,000	1,068,967
RB (UnityPoint Health) Series 2014A	5.00%	12/01/24 (a)	1,000,000	1,003,211
				10,430,437
Total Municipal Securities (Cost $587,941,675)				582,991,964
Total Investments in Securities (Cost $587,941,675)				582,991,964

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

(a)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(b)	Credit-enhanced or liquidity-enhanced.
(c)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(d)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
(e)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(f)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(g)	Variable rate security; rate shown is effective rate at period end.
(h)	Zero coupon bond.
(i)	Refunded bond.
(j)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,750,000 or 0.6% of net assets.

(k)
TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

CCD —	Community college district
COP —	Certificate of participation
GO —	General obligation
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RB —	Revenue bond
S/F —	Single-family
SD —	School district
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

TOB —	Tender option bond
ULT —	Unlimited tax
USD —	Unified school district
VRDN —	Variable rate demand note

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$582,991,964	$—	$582,991,964
Total	$—	$582,991,964	$—	$582,991,964

[1]	As categorized in the Portfolio Holdings.

Schwab Investments
Schwab California Tax-Free Bond Fund

Portfolio Holdings as of May 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed rate securities, the rate shown is the interest rate (the rate established when the security  was issued). For variable rate securities, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 99.7% OF NET ASSETS
CALIFORNIA 97.2%
Alameda City USD
GO Bonds Series 2022B	4.00%	08/01/52 (a)	1,000,000	976,984
Alameda Corridor Transportation Auth
2nd Sub Lien Refunding RB Series 2022C	5.00%	10/01/52 (a)	2,500,000	2,664,771
Sr Lien Refunding RB Series 2022A	0.00%	10/01/50 (a)(b)	3,000,000	1,636,367
Sr Lien Refunding RB Series 2024A	0.00%	10/01/52 (a)(c)(d)	1,000,000	256,005
Sr Lien Refunding RB Series 2024A	0.00%	10/01/53 (a)(d)	1,000,000	242,317
Sub Lien Refunding RB Series 2024C	0.00%	10/01/49 (a)(d)	1,000,000	297,437
Sub Lien Refunding RB Series 2024C	0.00%	10/01/53 (a)(d)	1,000,000	236,398
Alhambra USD
GO Bonds Series B	5.25%	08/01/48 (a)	1,000,000	1,104,019
American Canyon Finance Auth
Refunding RB Series 2015	5.00%	09/02/25	690,000	702,668
Banning Financing Auth
Electric System Refunding RB Series 2015	5.00%	06/01/27 (a)	650,000	659,271
Bay Area Toll Auth
Toll Bridge RB Series 2017H	2.13%	04/01/53 (a)(e)	3,000,000	2,948,914
Toll Bridge RB Series 2023B	3.85%	04/01/55 (a)(c)(f)	915,000	915,000
Beverly Hills USD
GO Bonds Series 2009	0.00%	08/01/26 (d)	555,000	516,887
GO Bonds Series 2017	0.00%	08/01/34 (a)(d)	7,705,000	5,159,686
Burbank Glendale Pasadena Airport Auth
Sr Airport RB Series 2024B	4.38%	07/01/49 (a)	1,500,000	1,461,882
Sr Airport RB Series 2024B	4.50%	07/01/54 (a)	1,000,000	980,465
Burbank USD
GO Bonds Series 1997C	0.00%	08/01/24 (d)	3,000,000	2,982,817
California
GO Bonds	5.00%	10/01/26 (a)	5,000	5,005
GO Bonds	5.00%	09/01/39 (a)	1,250,000	1,387,566
GO Bonds	5.00%	05/01/44 (a)	2,525,000	2,527,093
GO Bonds	5.00%	10/01/45 (a)	1,420,000	1,555,546
GO Refunding Bonds	5.00%	10/01/25	5,000,000	5,105,189
GO Refunding Bonds	5.00%	04/01/30	1,055,000	1,157,053
GO Refunding Bonds	5.25%	08/01/32	3,250,000	3,676,460

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Refunding Bonds	5.00%	08/01/34 (a)	3,500,000	3,545,120
GO Refunding Bonds	4.00%	03/01/36 (a)	1,395,000	1,437,617
GO Refunding Bonds	5.00%	10/01/36 (a)	2,000,000	2,266,139
GO Refunding Bonds Series 2016	5.00%	09/01/29 (a)	1,290,000	1,331,778
GO Refunding Bonds Series 2017	5.00%	08/01/32 (a)	2,000,000	2,060,778
California Cnty Tobacco Securitization Agency
Tobacco Settlement RB (Los Angeles Cnty Securitization) Series 2020A	4.00%	06/01/38 (a)	340,000	343,066
Tobacco Settlement Sr RB (Sonoma Cnty Securitization Corp) Series 2020A	5.00%	06/01/24	210,000	210,000
Tobacco Settlement Sr Refunding Bonds (Gold Country) Series 2020A	4.00%	06/01/37 (a)	1,095,000	1,111,238
California Community Choice Financing Auth
Clean Energy RB Series 2023D	5.50%	05/01/54 (a)	6,000,000	6,363,017
RB (Deutsche Bank) Series 2023C	5.25%	01/01/54 (a)	3,750,000	3,921,285
RB Series 2022A1	4.00%	05/01/53 (a)	5,000,000	4,985,731
RB Series 2023F	5.50%	10/01/54 (a)	4,200,000	4,543,080
RB Series 2023G1	5.25%	11/01/54 (a)	2,000,000	2,125,702
California Educational Facilities Auth
RB (Art Center College of Design) Series 2018A	5.00%	12/01/35 (a)	1,250,000	1,303,575
RB (Santa Clara Univ) Series 2015	5.00%	04/01/45 (a)	2,000,000	2,017,083
RB (St Marys College) Series 2023A	5.25%	10/01/44 (a)	665,000	684,127
RB (University of Redlands) Series 2022A	5.00%	10/01/44 (a)	2,000,000	2,024,069
California Health Facilities Financing Auth
RB (Adventist Health) Series 2024A	5.00%	12/01/36 (a)	2,000,000	2,188,385
RB (Adventist Health) Series 2024A	5.25%	12/01/40 (a)	500,000	549,559
RB (CommonSpirit Health) Series 2020A	4.00%	04/01/38 (a)	2,500,000	2,478,398
RB (CommonSpirit Health) Series 2020A	4.00%	04/01/45 (a)	2,750,000	2,641,641
RB (CommonSpirit Health) Series 2024A	5.00%	12/01/39 (a)	1,000,000	1,106,923
RB (CommonSpirit Health) Series 2024A	5.00%	12/01/40 (a)	1,100,000	1,207,266
RB (CommonSpirit Health) Series 2024A	5.00%	12/01/41 (a)	1,000,000	1,093,135
RB (Episcopal Communities & Services) Series 2024A	3.85%	11/15/27 (a)	1,300,000	1,293,065
RB (Episcopal Communities & Services) Series 2024B	5.25%	11/15/58 (a)	500,000	520,752
RB (Kaiser Permanente) Series 2017A2	4.00%	11/01/44 (a)	2,000,000	1,950,906
RB (On Lok Sr Health Services) Series 2020	5.00%	08/01/40 (a)	650,000	679,910
RB (On Lok Sr Health Services) Series 2020	5.00%	08/01/50 (a)	1,000,000	1,027,124
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/25 (a)(c)	200,000	201,156
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/28 (a)(c)	800,000	806,192
California Infrastructure & Economic Development Bank
RB (Brightline West Passenger Rail) Series 2020A	3.95%	01/01/50 (a)(c)(e)	6,000,000	6,000,026
Refunding RB (Academy of Motion Picture Arts & Sciences) Series 2023A	4.00%	11/01/41 (a)	2,000,000	2,040,176
Refunding RB (Performing Arts Center of Los Angeles Cnty) Series 2020	5.00%	12/01/39 (a)	1,000,000	1,067,312
Refunding RB (Performing Arts Center of Los Angeles Cnty) Series 2020	5.00%	12/01/41 (a)	995,000	1,055,060
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/29 (a)	250,000	256,541
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/30 (a)	330,000	338,884
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/31 (a)	350,000	358,575
California Municipal Finance Auth
COP Series 2022A	5.00%	11/01/27	100,000	104,360
COP Series 2022A	5.00%	11/01/28	115,000	121,619
COP Series 2022A	5.00%	11/01/29	125,000	133,975
COP Series 2022A	5.00%	11/01/30	100,000	108,492
COP Series 2022A	5.25%	11/01/52 (a)	2,000,000	2,097,439
Insured Refunding RB (Channing House) Series 2017A	5.00%	05/15/27 (c)	350,000	367,386
Insured Refunding RB (Channing House) Series 2017A	5.00%	05/15/34 (a)(c)	1,040,000	1,087,844

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB (Community Health System) Series 2021A	5.00%	02/01/35 (a)	750,000	796,632
RB (Inland Christian Home) Series 2020	4.00%	12/01/39 (a)(c)	500,000	505,856
RB (National Univ) Series 2019A	5.00%	04/01/26	650,000	666,543
RB (National Univ) Series 2019A	5.00%	04/01/27	1,100,000	1,146,672
RB (Samuel Merritt Univ) Series 2022	5.25%	06/01/53 (a)	2,000,000	2,097,135
RB (Univ of La Verne) Series 2017A	5.00%	06/01/29 (a)	1,000,000	1,035,612
Refunding RB (Aldersly) Series 2023A	5.00%	05/15/53 (a)(c)	2,500,000	2,649,157
Refunding RB (Eisenhower Medical Center) Series 2017B	5.00%	07/01/27	600,000	613,299
Refunding RB (Eisenhower Medical Center) Series 2017B	5.00%	07/01/30 (a)	1,150,000	1,175,843
Refunding RB (HumanGood California) Series 2019A	4.00%	10/01/29 (a)	655,000	656,235
Refunding RB (HumanGood California) Series 2019A	4.00%	10/01/30 (a)	750,000	751,957
Refunding RB (HumanGood California) Series 2019A	4.00%	10/01/31 (a)	500,000	501,490
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/29 (a)(c)	250,000	263,389
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/31 (a)(c)	575,000	605,557
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/32 (a)(c)	250,000	263,128
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/33 (a)(c)	250,000	263,113
Solid Waste Disposal Refunding RB Series 2021A	4.00%	07/01/41 (a)	2,375,000	2,373,609
Special Tax RB (Bold Program) Series 2023B	5.75%	09/01/53 (a)	1,000,000	1,033,636
Sr RB (Caritas Projects) Series 2023A	5.25%	08/15/53 (a)	900,000	918,626
California Pollution Control Financing Auth
Solid Waste Disposal RB (Republic Services Inc) Series 2017	4.05%	11/01/42 (a)(e)	2,000,000	1,999,932
California Public Finance Auth
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/33 (a)	425,000	431,057
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/47 (a)	600,000	594,637
RB (Sharp Healthcare) Series 2024E	3.80%	08/01/51 (a)(c)(f)	480,000	480,000
California Public Works Board
Lease RB Series 2014B	5.00%	10/01/24	1,000,000	1,004,329
Lease RB Series 2024A	5.00%	04/01/42 (a)	1,850,000	2,055,278
Lease Refunding RB Series 2022C	5.00%	08/01/35 (a)	2,865,000	3,171,828
California School Finance Auth
School Facility RB (Kipp LA) Series 2017A	5.00%	07/01/24	165,000	165,015
School Facility RB (Kipp LA) Series 2017A	5.00%	07/01/37 (a)	590,000	603,143
California State Univ
RB Series 2015A	5.00%	11/01/37 (a)	2,500,000	2,550,290
RB Series 2016B3	3.13%	11/01/51 (a)	2,200,000	2,171,313
California Statewide Communities Development Auth
Hospital Refunding RB (Univ of Southern California) Series 2018	5.00%	01/01/31 (a)	1,700,000	1,798,683
Hospital Refunding RB (Univ of Southern California) Series 2018	5.00%	01/01/33 (a)	1,355,000	1,433,715
Pollution Control Refunding RB (Southern California Edison) Series 2006C	4.50%	11/01/33	1,500,000	1,562,179
RB (Adventist Health System West) Series 2018A	5.00%	03/01/48 (a)	1,765,000	1,770,818
RB (Loma Linda Univ Medical Center) Series 2018A	5.25%	12/01/43 (a)	2,500,000	2,557,678
RB (Redlands Community Hospital) Series 2016	5.00%	10/01/30 (a)	800,000	812,745
RB (Redlands Community Hospital) Series 2016	5.00%	10/01/32 (a)	700,000	710,465
RB (Viamonte Sr Living 1) Series 2018A	5.00%	07/01/29 (a)(c)	300,000	320,800
RB (Viamonte Sr Living 1) Series 2018A	5.00%	07/01/30 (a)(c)	235,000	250,897
RB (Viamonte Sr Living 1) Series 2018A	5.00%	07/01/32 (a)(c)	900,000	960,893
RB (Viamonte Sr Living 1) Series 2018A	4.00%	07/01/35 (a)(c)	275,000	280,096
RB (Viamonte Sr Living 1) Series 2018A	4.00%	07/01/36 (a)(c)	425,000	432,412
Refunding RB (CHF-Irvine) Series 2016	5.00%	05/15/30 (a)	500,000	508,577
Refunding RB (CHF-Irvine) Series 2016	5.00%	05/15/32 (a)	1,250,000	1,269,103

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Salinas Transportation Revenue COPs Series 2018B	5.00%	12/01/33 (a)	1,075,000	1,152,484
Salinas Transportation Revenue COPs Series 2018B	5.00%	12/01/36 (a)	1,475,000	1,577,641
California Statewide Communities Development Auth District 2021-02
Special Tax Bonds Series 2023	5.00%	09/01/53 (a)	1,800,000	1,831,322
Cathedral City Successor Redevelopment Agency
Sub Tax Allocation Refunding RB Series 2021C	4.00%	08/01/24	650,000	649,391
Chaffey Joint UHSD
GO Bonds Series 2012G	0.00%	08/01/37 (a)(d)	1,000,000	573,004
GO Bonds Series 2012G	0.00%	08/01/38 (a)(d)	500,000	271,426
GO Bonds Series 2012G	0.00%	08/01/41 (a)(d)	1,500,000	694,418
GO Bonds Series 2012G	0.00%	08/01/42 (a)(d)	1,000,000	439,356
Chino Valley USD
GO Bonds Series 2024D	0.00%	08/01/40 (a)(d)	655,000	329,273
Clovis
Wastewater Refunding RB Series 2015	5.25%	08/01/30 (a)	1,060,000	1,084,814
Compton CCD
GO Bonds Series 2024B	4.00%	08/01/42 (a)	970,000	986,582
Compton USD
GO Refunding Bonds Series 2016F	5.50%	06/01/31 (a)	750,000	781,712
Corona-Norco USD
GO Bonds Series 1998D	0.00%	09/01/27 (d)	2,400,000	2,126,262
Diablo Water District
Water Revenue COP Series 2019	4.00%	01/01/30 (a)	480,000	489,610
Dinuba USD
COP Series 2023	5.50%	06/01/38 (a)	1,250,000	1,270,693
Discovery Bay Public Financing Auth
Water & Wastewater Enterprise RB Series 2022	5.00%	12/01/52 (a)	1,000,000	1,078,144
East Bay Municipal Utility District
Wastewater System RB Series 2024A	5.00%	06/01/54 (a)	1,000,000	1,084,303
Water System Refunding RB Series 2015A	5.00%	06/01/35 (a)	475,000	481,433
East Side UHSD
GO Refunding Bonds Series 2013	5.00%	08/01/28 (a)	3,000,000	3,007,362
Foothill Eastern Transportation Corridor Agency
Toll Road Refunding RB Series 2013A	6.85%	01/15/42 (a)(b)	1,000,000	1,181,018
Toll Road Sr Lien Refunding RB Series 2021A	4.00%	01/15/46 (a)	2,000,000	1,895,719
Fresno Jt Power Finance Auth
Lease Refunding RB Series 2017A	5.00%	04/01/26	850,000	876,507
Lease Refunding RB Series 2017A	5.00%	04/01/28 (a)	1,415,000	1,471,970
Fresno USD
GO Bonds Series 2016A	0.00%	08/01/33 (a)(d)(g)	1,120,000	783,687
GO Bonds Series 2016A	0.00%	08/01/34 (a)(d)(g)	1,900,000	1,266,874
Golden West Schools Financing Auth
GO RB (Rowland USD) Series 2005	5.25%	09/01/24	1,675,000	1,680,912
Goleta Water District
Refunding RB Series 2023A	5.00%	09/01/29	400,000	432,185
Greenfield Redevelopment Agency
Tax Allocation Refunding Bonds Series 2016	4.00%	02/01/25	790,000	790,264
Tax Allocation Refunding Bonds Series 2016	5.00%	02/01/29 (a)	730,000	750,212
Hacienda La Puente USD
GO Bonds Series 2023A	4.00%	08/01/43 (a)	1,100,000	1,100,217

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Hastings Campus Housing Financing Auth
Campus Housing RB Series 2020A	5.00%	07/01/45 (a)	2,800,000	2,619,815
Hastings College of the Law
Refunding Bonds Series 2017	5.00%	04/01/25	400,000	403,962
Refunding Bonds Series 2017	5.00%	04/01/32 (a)	1,100,000	1,151,227
Refunding Bonds Series 2017	5.00%	04/01/34 (a)	1,115,000	1,167,661
Imperial USD
GO Bonds Series A	5.25%	08/01/43 (a)(g)	1,430,000	1,522,746
Independent Cities Finance Auth
Mobile Home Park Refunding RB (Union City Tropics) Series 2019	4.25%	05/15/25	780,000	780,563
Mobile Home Park Refunding RB (Union City Tropics) Series 2019	4.25%	05/15/26	810,000	811,971
Mobile Home Park Refunding RB (Union City Tropics) Series 2019	5.00%	05/15/48 (a)	2,000,000	2,021,887
Indian Wells Successor Redevelopment Agency
Consolidated Whitewater Redevelopment Sub Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/27 (a)	1,250,000	1,272,609
Inglewood Successor Redevelopment Agency
Sub Lien Tax Allocation RB Series 2017A	5.00%	05/01/26	500,000	513,726
Inglewood USD
GO Bonds Series B	5.00%	08/01/35 (a)	200,000	205,521
GO Bonds Series B	5.00%	08/01/37 (a)	720,000	737,050
Irvine Facilities Financing Auth
Lease RB Series 2023A	4.25%	05/01/53 (a)	1,000,000	1,000,299
Jefferson UHSD
GO Bonds Series A	5.00%	08/01/24	670,000	671,236
Kern Cnty Water Agency Improvement District #4
Refunding RB Series 2016A	5.00%	05/01/30 (a)	1,500,000	1,547,509
Kern HSD
GO Bonds Series 2016A	3.00%	08/01/29 (a)	1,000,000	952,263
Lancaster Redevelopment Agency
Tax Allocation Refunding Bonds Series 2017	4.00%	08/01/26	1,360,000	1,366,658
Tax Allocation Refunding Bonds Series 2017	5.00%	08/01/29 (a)	820,000	850,315
Livermore Valley Joint USD
GO Bonds Series 2019	4.00%	08/01/32 (a)	335,000	338,642
Long Beach CCD
GO Refunding Bonds Series 2015F	5.00%	06/01/25	925,000	939,285
Long Beach Harbor Dept
Sr Airport RB Series 2022C	5.25%	06/01/47 (a)	1,000,000	1,057,094
Long Beach Water Rev
Sr Water RB Series 2024	4.00%	05/01/54 (a)	1,250,000	1,217,994
Los Alamitos USD #1
GO Refunding Bonds Series 2016	3.00%	08/01/36 (a)	2,605,000	2,308,395
Los Angeles
Wastewater System RB Series 2015A	5.00%	06/01/44 (a)	500,000	505,011
Los Angeles Cnty Metropolitan Transportation Auth
Sr Sales Tax Refunding RB Series 2014A	4.00%	07/01/34 (a)	3,000,000	3,000,265
Los Angeles Cnty Redevelopment Refunding Auth
Tax Allocation Refunding RB (South Gate) Series 2014A	5.00%	09/01/24	1,390,000	1,394,243
Los Angeles Cnty Sanitation Districts Financing Auth
Sub RB (District #14) Series 2015A	5.00%	10/01/31 (a)	3,880,000	3,963,998

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Los Angeles Dept of Airports
Sr RB Series 2020C	5.00%	05/15/27	1,290,000	1,334,585
Sr Refunding RB Series 2018B	5.00%	05/15/32 (a)	1,000,000	1,038,977
Sub RB Series 2019F	5.00%	05/15/36 (a)	850,000	892,217
Sub Refunding RB Series 2021A	5.00%	05/15/51 (a)	1,500,000	1,539,990
Sub Refunding RB Series 2023A	5.00%	05/15/25	500,000	505,212
Los Angeles Dept of Water & Power
Power System RB Series 2001B3	3.80%	07/01/34 (a)(c)(f)	3,200,000	3,200,000
Power System RB Series 2015A	5.00%	07/01/30 (a)	3,015,000	3,038,272
Water System RB Series 2001B4	3.85%	07/01/35 (a)(c)(f)	1,500,000	1,500,000
Water System RB Series 2014A	5.00%	07/01/44 (a)(g)	2,360,000	2,365,868
Water System RB Series 2021A1	3.80%	07/01/50 (a)(c)(f)	850,000	850,000
Los Angeles Development Auth
M/F Housing RB Series 2022F	3.38%	01/01/46 (a)	3,250,000	3,180,055
Los Angeles Harbor Dept
Refunding RB Series 2015A	5.00%	08/01/26 (a)	850,000	866,839
Los Angeles USD
COP Series 2023A	5.00%	10/01/24	1,045,000	1,048,770
COP Series 2023A	5.00%	10/01/25	1,150,000	1,171,640
GO Bonds Series 2021RYRR	4.00%	07/01/46 (a)	770,000	750,378
GO Refunding Bonds Series 2024A	5.00%	07/01/25	1,500,000	1,525,608
GO Refunding Bonds Series 2024A	5.00%	07/01/34	2,000,000	2,315,579
Los Osos Community Facilities Wastewater Assessment District #1
Limited Obligation Refunding Bonds Series 2019	5.00%	09/02/24	675,000	676,418
Limited Obligation Refunding Bonds Series 2019	5.00%	09/02/26	740,000	759,840
Madera Irrigation District
Water Refunding RB Series 2015	5.00%	09/01/28 (a)	2,205,000	2,254,871
Marina Coast Water District
COP Series 2019	4.00%	06/01/44 (a)	1,085,000	1,083,242
Merced UHSD
GO Refunding Bonds Series 2015	0.00%	08/01/49 (a)(d)(g)	2,550,000	665,874
Modesto Irrigation District Financing Auth
Electric System RB Series 2015A	5.00%	10/01/26 (a)	1,250,000	1,276,251
Electric System RB Series 2015A	5.00%	10/01/40 (a)	2,000,000	2,028,789
Northern California Energy Auth
Commodity Supply RB Series 2018	5.00%	07/01/24 (g)	3,000,000	3,002,487
Refunding RB Series 2024A1	5.00%	12/01/54 (a)	3,000,000	3,173,874
Oakland
GO Refunding Bonds Series 2015A	5.00%	01/15/31 (a)	620,000	630,691
Oakland USD
GO Bonds Series 2015A	5.00%	08/01/24	600,000	601,195
GO Bonds Series 2019A	5.00%	08/01/31 (a)	500,000	524,132
GO Bonds Series 2023A	5.00%	08/01/38 (a)	1,150,000	1,297,722
Oakley Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/30 (a)	500,000	537,136
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/31 (a)	660,000	708,727
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/33 (a)	725,000	776,388
Oceanside Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/24	600,000	601,537
Oceanside USD
GO Bonds Series 2023B	4.00%	08/01/45 (a)	1,500,000	1,479,572

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Ojai USD
GO Bonds Series 2020B	5.25%	08/01/48 (a)	1,100,000	1,200,880
GO Bonds Series 2020B	5.50%	08/01/53 (a)	1,750,000	1,937,778
Oxnard
Lease Refunding RB Series 2018	5.00%	06/01/33 (a)	1,250,000	1,330,537
Lease Refunding RB Series 2018	5.00%	06/01/34 (a)	1,235,000	1,318,731
Lease Refunding RB Series 2018	5.00%	06/01/35 (a)	770,000	820,950
Oxnard Financing Auth
Wastewater Refunding RB Series 2014	5.00%	06/01/24	1,750,000	1,750,000
Oxnard SD
GO Bonds Series D	5.00%	08/01/31 (a)(g)	1,365,000	1,391,239
GO Bonds Series D	5.00%	08/01/32 (a)(g)	1,490,000	1,518,641
GO Bonds Series D	5.00%	08/01/33 (a)(g)	1,685,000	1,717,390
Pacifica
Wastewater RB Series 2017	5.00%	10/01/32 (a)	1,030,000	1,086,088
Palmdale SD
GO Bonds Series 2017B	5.25%	08/01/42 (a)	2,500,000	2,624,615
Palo Alto
COP Series 2019A	5.00%	11/01/44 (a)	1,000,000	1,051,919
Pasadena
Refunding COP Series 2015A	5.00%	02/01/26 (a)	600,000	606,817
Peralta CCD
GO Bonds Series 2022B	5.00%	08/01/24	1,500,000	1,502,962
Perris Elementary SD
GO Bonds Series 2023	4.00%	08/01/46 (a)	1,635,000	1,627,344
GO Bonds Series 2023	5.00%	08/01/47 (a)	1,065,000	1,154,016
Pico Rivera Public Financing Auth
Lease Refunding RB Series 2016	5.50%	09/01/29 (a)	350,000	367,797
Lease Refunding RB Series 2016	5.25%	09/01/33 (a)	800,000	833,272
Pittsburg USD
GO Bonds Series 2023D	5.00%	08/01/47 (a)	2,000,000	2,134,998
Pleasant Valley SD
GO Refunding Bonds Series 2002A	5.85%	08/01/31	2,000,000	2,150,317
Port Oakland CA
Intermediate Lien RB Series 2021H	5.00%	05/01/26 (g)	5,000	5,143
Intermediate Lien RB Series 2021H	5.00%	05/01/26	1,745,000	1,779,292
Intermediate Lien RB Series 2021H	5.00%	05/01/28 (g)	15,000	15,925
Intermediate Lien RB Series 2021H	5.00%	05/01/28	1,235,000	1,285,788
Ravenswood City SD
GO Bonds Series 2023	4.50%	08/01/48 (a)	1,250,000	1,290,325
GO Bonds Series 2023	5.25%	08/01/53 (a)	3,500,000	3,834,177
Reedley
Water Refunding RB Series 2017	5.00%	09/01/25	540,000	549,956
Regents of the University of California
Medical Center Pooled RB Series 2022P	4.00%	05/15/53 (a)	1,500,000	1,427,465
Richmond California Redevelopment Agency
Refunding RB Series 2021A	4.00%	09/01/24	300,000	300,027
Riverside Cnty
Lease Refunding RB Series 2015A	5.00%	11/01/25	1,020,000	1,042,879
Riverside Cnty Transportation Commission
Toll Road Sr Lien Refunding RB Series 2021B1	4.00%	06/01/40 (a)	4,000,000	3,941,859

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Ross Valley Public Financing Auth
RB (Marin Cnty Sanitary District #1) Series 2013	5.00%	10/01/27 (a)	200,000	200,175
RB (Marin Cnty Sanitary District #1) Series 2013	5.00%	10/01/43 (a)	1,000,000	1,000,496
Sacramento Area Flood Control Agency
Consolidated Capital Assessment District No 2 Bonds Series 2016A	5.00%	10/01/47 (a)	4,000,000	4,089,063
Sacramento Cnty
Airport System Sr Refunding RB Series 2016A	5.00%	07/01/41 (a)	2,000,000	2,041,879
Refunding COP Series 2020	5.00%	10/01/24	1,420,000	1,426,193
Sacramento Cnty Sanitation District Financing Auth
RB Series 2014A	5.00%	12/01/44 (a)	1,935,000	1,935,149
San Bernardino CCD
GO Bonds Series B	4.13%	08/01/49 (a)	3,375,000	3,358,464
San Diego Assoc of Governments
Capital Grant Receipts RB (Mid Coast Corridor Transit) Series 2019A	5.00%	11/15/25 (a)(g)	2,500,000	2,514,973
San Diego CCD
GO Refunding Bonds Series 2024	4.00%	08/01/42 (a)	2,250,000	2,290,231
GO Refunding Bonds Series 2024	4.00%	08/01/43 (a)	2,500,000	2,534,831
San Diego Cnty
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/24	550,000	552,369
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/25	350,000	356,300
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/26 (a)	1,000,000	1,023,382
San Diego Cnty Regional Airport Auth
RB Series 2017B	5.00%	07/01/31 (a)	1,360,000	1,395,712
Sr Airport RB Series 2023B	5.00%	07/01/33	2,245,000	2,441,772
Sub Airport RB Series 2017B	5.00%	07/01/29 (a)	1,980,000	2,029,846
San Diego Unified Port District
Refunding RB Series 2013A	5.00%	09/01/25 (a)	245,000	245,219
San Francisco
RB Series 2020N	4.00%	04/01/40 (a)	565,000	567,171
San Francisco Airport Commission
RB 2nd Series 2018G	5.00%	05/01/27	2,700,000	2,780,581
RB 2nd Series 2019E	5.00%	05/01/39 (a)	2,450,000	2,538,947
RB 2nd Series 2019E	5.00%	05/01/40 (a)	425,000	438,884
RB 2nd Series 2022A	5.00%	05/01/30	800,000	845,775
RB 2nd Series 2022A	5.00%	05/01/31	1,690,000	1,807,636
Refunding RB 2nd Series 2020A	5.00%	05/01/37 (a)	3,500,000	3,688,894
Refunding RB 2nd Series 2023C	5.00%	05/01/33	5,000,000	5,431,616
San Francisco CCD
GO Bonds Series 2020B	5.25%	06/15/49 (a)(c)(h)	2,500,000	2,723,050
San Francisco Redevelopment Agency
Special Tax Refunding Bonds (Mission Bay South) Series 2023	5.25%	08/01/39 (a)	875,000	990,463
Special Tax Refunding Bonds (Mission Bay South) Series 2023	5.25%	08/01/40 (a)	1,000,000	1,121,446
San Francisco Successor Redevelopment Agency
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/25 (a)	150,000	150,311
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/28 (a)	305,000	305,396
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/29 (a)	430,000	430,513
San Jacinto USD
GO Bonds Series 2017	5.00%	08/01/34 (a)	1,155,000	1,215,581
San Joaquin Hills Transportation Corridor Agency Toll
Toll Road Sr Lien Refunding RB Series 2021A	4.00%	01/15/50 (a)	3,500,000	3,306,589

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
San Luis Obispo Cnty CCD
GO Bonds Series 2014D	4.00%	08/01/40 (a)	500,000	511,447
GO Bonds Series 2014D	4.00%	08/01/41 (a)	600,000	613,611
GO Bonds Series 2014D	4.00%	08/01/42 (a)	700,000	716,975
Santa Cruz Cnty Capital Financing Auth
Lease RB Series 2014	3.00%	08/01/24	175,000	174,678
Lease RB Series 2014	5.00%	08/01/25 (a)	175,000	175,362
Lease RB Series 2014	5.00%	08/01/26 (a)	165,000	165,384
Lease RB Series 2014	5.00%	08/01/27 (a)	320,000	320,735
Santa Monica Public Financing Auth
Lease RB Series 2018	5.00%	07/01/35 (a)	575,000	604,472
Santa Monica-Malibu USD
GO Bonds Series B	4.00%	08/01/40 (a)	1,500,000	1,521,434
Sierra View Healthcare District
RB Series 2019	5.00%	07/01/24	915,000	915,287
RB Series 2019	4.00%	07/01/25	1,270,000	1,265,156
Refunding RB Series 2020	4.00%	07/01/26	300,000	298,943
Refunding RB Series 2020	5.00%	07/01/27	630,000	646,341
Refunding RB Series 2020	5.00%	07/01/30	645,000	674,424
South San Francisco Public Facilities Auth
Lease RB Series 2021A	4.00%	06/01/46 (a)	1,500,000	1,458,219
South San Francisco USD
GO Bonds Series 2023	4.00%	09/01/48 (a)	1,000,000	974,853
Southern California Metropolitan Water District
Water Refunding RB Series 2016A	5.00%	07/01/34 (a)(g)	390,000	400,921
Southern California Public Power Auth
RB (Apex Power) Series 2014A	5.00%	07/01/34 (a)	3,535,000	3,544,707
Refunding RB (Windy Point/Windy Flats) Series 2023-1	5.00%	07/01/27	2,500,000	2,631,344
Refunding RB (Windy Point/Windy Flats) Series 2023-1	5.00%	07/01/28	1,000,000	1,071,542
Susanville Natural Gas
Natural Gas Refunding RB Series 2019	3.00%	06/01/25	575,000	569,900
Natural Gas Refunding RB Series 2019	4.00%	06/01/28 (a)	615,000	624,825
Natural Gas Refunding RB Series 2019	4.00%	06/01/30 (a)	680,000	689,057
Natural Gas Refunding RB Series 2019	4.00%	06/01/33 (a)	580,000	583,488
Tobacco Securitization Auth of Northern California
Sr Refunding Bonds (Sacramento Cnty Tobacco Corp) Series 2021A1	4.00%	06/01/49 (a)	1,000,000	921,188
Truckee Donner Public Utility District
Water System Refunding RB Series 2015	4.00%	11/15/24	680,000	680,662
Water System Refunding RB Series 2015	4.00%	11/15/25	460,000	463,386
Water System Revenue COP Series 2022A	5.00%	11/15/52 (a)	3,000,000	3,208,900
Univ of California
General RB Series 2024BS	5.00%	05/15/43 (a)	1,000,000	1,114,344
General RB Series 2024BV	5.00%	05/15/39 (a)	1,000,000	1,136,455
General RB Series 2024BV	5.00%	05/15/40 (a)	500,000	564,119
General RB Series 2024BV	5.00%	05/15/41 (a)	1,000,000	1,123,412
Limited Project RB Series 2017M	5.00%	05/15/52 (a)	2,000,000	2,057,564
Val Verde USD
GO Bonds Series 2021B	4.00%	08/01/24	500,000	500,213
Vernon
Electric System RB Series 2021A	5.00%	10/01/26	2,000,000	2,044,129

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Victorville
Electric RB Series 2022A	5.00%	05/01/30	500,000	545,410
West Contra Costa USD
GO Bonds Series 2002C	0.00%	08/01/24 (d)	2,885,000	2,867,557
West Hills CCD
GO Refunding Bonds Series 2016B	5.00%	08/01/25	320,000	325,968
GO Refunding Bonds Series 2016B	5.00%	08/01/26	450,000	466,573
GO Refunding Bonds Series 2016B	5.00%	08/01/30 (a)	595,000	616,202
GO Refunding Bonds Series 2016B	5.00%	08/01/31 (a)	635,000	657,389
				418,012,764
GUAM 1.2%
Guam Power Auth
Refunding RB Series 2022A	5.00%	10/01/32	2,000,000	2,126,492
Refunding RB Series 2022A	5.00%	10/01/39 (a)	1,190,000	1,235,571
Guam Waterworks Auth
Water & Wastewater System Refunding RB Series 2024A	5.00%	07/01/37 (a)	1,000,000	1,089,223
Water & Wastewater System Refunding RB Series 2024A	5.00%	07/01/41 (a)	600,000	637,119
				5,088,405
PUERTO RICO 1.3%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Auth
Hospital Refunding RB Series 2021	5.00%	07/01/28	700,000	716,615
Hospital Refunding RB Series 2021	5.00%	07/01/30	550,000	571,196
Hospital Refunding RB Series 2021	5.00%	07/01/31	825,000	861,822
Hospital Refunding RB Series 2021	5.00%	07/01/33 (a)	775,000	809,386
Puerto Rico Sales Tax Financing Corp
Restructured Sales Tax Bonds Series 2019A1	5.00%	07/01/58 (a)	2,500,000	2,500,811
				5,459,830
Total Municipal Securities (Cost $431,535,834)				428,560,999
Total Investments in Securities (Cost $431,535,834)				428,560,999

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

(a)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(b)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(c)	Credit-enhanced or liquidity-enhanced.
(d)	Zero coupon bond.
(e)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
(f)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(g)	Refunded bond.
(h)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.

CCD —	Community college district
COP —	Certificate of participation
GO —	General obligation
HSD —	High school district
M/F —	Multi-family
RB —	Revenue bond
SD —	School district
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

TOB —	Tender option bond
UHSD —	Union high school district
USD —	Unified school district
VRDN —	Variable rate demand note

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$428,560,999	$—	$428,560,999
Total	$—	$428,560,999	$—	$428,560,999

[1]	As categorized in the Portfolio Holdings.

Schwab Investments
Schwab Opportunistic Municipal Bond Fund

Portfolio Holdings as of May 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed rate securities, the rate shown is the interest rate (the rate established when the security  was issued). For variable rate securities, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 104.5% OF NET ASSETS
ALABAMA 2.7%
Black Belt Energy Gas District
Gas RB Series 2023C	5.50%	10/01/54 (a)	250,000	270,627
Gas Supply RB Series 2022D1	4.00%	07/01/52 (a)	500,000	500,616
Energy Southeast Cooperative District
Energy Supply RB Series 2023B1	5.75%	04/01/54 (a)	250,000	273,383
Jefferson Cnty
Sewer RB Series 2024	5.50%	10/01/53 (a)	585,000	631,247
				1,675,873
ARIZONA 1.7%
Arizona IDA
RB Series 2023A	5.00%	11/01/33 (a)	400,000	436,450
Chandler Ariz
GO Refunding Bonds Series 2014	5.00%	07/01/24	200,000	200,163
La Paz Cnty Industrial Development Auth
Education Facility Lease RB (Harmony Public Schools) Series 2018A	5.00%	02/15/38 (a)	400,000	401,533
				1,038,146
CALIFORNIA 7.8%
Burbank Glendale Pasadena Airport Auth
Sr Airport RB Series 2024B	5.25%	07/01/54 (a)	100,000	106,181
California
GO Refunding Bonds	5.00%	10/01/32 (a)	500,000	556,239
California Community Choice Financing Auth
RB (Deutsche Bank) Series 2023C	5.25%	01/01/54 (a)	250,000	261,419
RB Series 2024A1	5.00%	05/01/54 (a)	250,000	264,890
California Educational Facilities Auth
RB (St Marys College) Series 2023A	5.00%	10/01/38 (a)	200,000	206,463
California Health Facilities Financing Auth
RB (Episcopal Communities & Services) Series 2024B	5.00%	11/15/38 (a)	250,000	267,515
California Municipal Finance Auth
Refunding RB (Eisenhower Medical Center) Series 2017B	5.00%	07/01/34 (a)	315,000	320,743

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
California Public Finance Auth
RB (Henry Mayo Newhall Hospital) Series 2021A	4.00%	10/15/28	350,000	343,001
California Public Works Board
Lease RB Series 2024A	5.00%	04/01/41 (a)	250,000	278,548
Lease Refunding RB Series 2022A	5.00%	08/01/24	250,000	250,490
Chino Valley USD
GO Bonds Series 2024D	0.00%	08/01/48 (a)(b)	600,000	195,084
Compton CCD
GO Bonds Series 2024B	4.00%	08/01/43 (a)	500,000	506,401
Los Angeles USD
GO Refunding Bonds Series 2024A	5.00%	07/01/33	250,000	286,124
Poway USD
ULT GO Bonds Series B	0.00%	08/01/51 (b)	600,000	163,184
San Diego Cnty Regional Airport Auth
Sr Airport RB Series 2023B	5.25%	07/01/34 (a)	250,000	278,838
Sub Airport RB Series 2021B	4.00%	07/01/46 (a)	250,000	231,783
Southern California Public Power Auth
Clean Energy Project RB Series 2024A	5.00%	04/01/55 (a)	250,000	263,386
				4,780,289
COLORADO 4.6%
Colorado Bridge Enterprise IRB
Sr RB Series 2024A	5.00%	12/01/44 (a)	125,000	134,496
Colorado Educational & Cultural Facilities Auth
Charter School RB (Loveland Classical Schools) Series 2023	5.00%	07/01/53 (a)(c)	375,000	374,751
Colorado Health Facilities Auth
RB (CommonSpirit Health) Series 2019A1	5.00%	08/01/28	215,000	225,911
RB (CommonSpirit Health) Series 2019A1	4.00%	08/01/44 (a)	200,000	187,713
RB (CommonSpirit Health) Series 2024A	5.25%	12/01/54 (a)	250,000	267,440
RB (Intermountain Healthcare) Series 2022A	4.00%	05/15/52 (a)	500,000	469,081
Refunding RB (Intermountain Healthcare) Series 2019A	4.00%	01/01/35 (a)	375,000	377,642
Denver
Airport System RB Series 2022A	4.13%	11/15/53 (a)	500,000	461,577
Whispering Pines Metropolitan District #1
LT GO Refunding Bonds Series 2023	5.00%	12/01/43 (a)	325,000	339,143
				2,837,754
CONNECTICUT 0.4%
Connecticut
GO Bonds Series 2020A	4.00%	01/15/37 (a)	250,000	253,834
DISTRICT OF COLUMBIA 0.4%
Metropolitan Washington Airports Auth
Sr Lien Refunding RB (Dulles Metrorail) Series 2019A	5.00%	10/01/44 (a)	250,000	257,244
FLORIDA 4.4%
Florida Development Finance Corp
Healthcare Facilities RB (Tampa General Hospital) Series 2024A	4.50%	08/01/55 (a)	300,000	286,415
RB (Brightline Trains) Series 2024	5.25%	07/01/47 (a)	500,000	515,060
Hialeah
RB Series 2022	5.00%	10/01/31	200,000	212,415

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Lee Cnty Industrial Development Auth
Healthcare Facilities Improvement RB (Shell Point Alliance) Series 2019	5.00%	11/15/49 (a)	500,000	486,650
Miami-Dade School Board
COP Series 2016C	3.25%	02/01/33 (a)	265,000	248,982
Pompano Beach
RB (John Knox Village) Series 2021A	4.00%	09/01/51 (a)	500,000	389,415
Tampa
Hospital RB (H Lee Moffitt Cancer Center) Series 2020B	5.00%	07/01/34 (a)	255,000	272,301
Village Community Dev Dist. No.15
RB Series 2023	5.00%	05/01/43 (a)	250,000	253,540
				2,664,778
GEORGIA 0.9%
Columbia Cnty Hospital Auth
Revenue Anticipation Certificates (Wellstar Health System) Series 2023A	5.13%	04/01/53 (a)	250,000	261,215
Main Street Natural Gas Inc
Gas Supply RB Series 2023D	5.00%	05/01/54 (a)	250,000	261,543
				522,758
GUAM 1.3%
Guam Waterworks Auth
Water & Wastewater System Refunding RB Series 2014A	5.00%	07/01/35 (a)	500,000	500,343
Water & Wastewater System Refunding RB Series 2024A	5.00%	07/01/39 (a)	270,000	290,259
				790,602
HAWAII 1.0%
Hawaii
	5.00%	08/01/24	260,000	260,488
Honolulu City & Cnty Board
Water System RB Series 2022A	4.00%	07/01/35 (a)	340,000	349,787
				610,275
IDAHO 0.9%
Idaho Housing & Finance Assoc
Facilities RB (White Pine Charter School) Series 2023A	5.25%	05/01/38 (a)(c)	300,000	315,580
Facilities RB (White Pine Charter School) Series 2023A	5.50%	05/01/43 (a)(c)	230,000	242,532
				558,112
ILLINOIS 7.7%
Chicago
2nd Lien Water Refunding RB Series 2023B	5.00%	11/01/35 (a)	250,000	276,135
GO Bonds Series 2015A	5.50%	01/01/34 (a)	250,000	251,697
GO Bonds Series 2019A	5.50%	01/01/49 (a)	250,000	257,325
GO Bonds Series 2023A	5.50%	01/01/43 (a)	500,000	524,812
Chicago Board of Education
ULT GO Bonds Series 2023A	5.50%	12/01/31	450,000	492,002
Chicago Park District
LT GO Refunding Bonds Series 2023	5.00%	01/01/38 (a)	200,000	212,526

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Illinois
GO Bonds Series 2016	4.00%	06/01/35 (a)	250,000	247,286
GO Bonds Series 2017D	5.00%	11/01/24	370,000	371,591
GO Bonds Series 2020C	4.25%	10/01/45 (a)	450,000	437,247
GO Bonds Series 2023B	5.25%	05/01/39 (a)	250,000	272,693
GO Bonds Series May 2024B	5.25%	05/01/49 (a)	400,000	426,030
Illinois Finance Auth
Refunding RB (Northwestern Memorial Healthcare) Series 2021A	4.00%	07/15/35 (a)	235,000	237,886
Illinois Toll Highway Auth
Toll Highway Sr RB Series 2015A	5.00%	01/01/37 (a)	275,000	278,282
Metropolitan Pier & Exposition Auth
Refunding Bonds Series 2010B-1	0.00%	06/15/43 (b)	405,000	167,876
Univ of Illinois
Auxiliary Facilities System Refunding RB Series 2024A	5.25%	04/01/44 (a)(d)	250,000	275,728
				4,729,116
IOWA 1.0%
Iowa
Hospital Refunding RB (Univ of Iowa Hospitals & Clinics) Series 2022C	5.00%	09/01/24	385,000	386,156
Iowa Finance Auth
Health Facilities RB (UnityPoint Health) Series 2014C	5.00%	02/15/31 (a)	250,000	251,336
				637,492
KENTUCKY 0.3%
Kentucky Public Energy Auth
Gas Supply RB (Morgan Stanley) Series 2019A1	4.00%	12/01/49 (a)	200,000	199,892
LOUISIANA 1.8%
Louisiana Housing Corp M/F Revenue
S/F Mortgage RB Series 2023C	5.75%	12/01/53 (a)	215,000	228,675
Louisiana Public Facilities Auth
RB (Loyola Univ) Series 2023A	5.25%	10/01/48 (a)	250,000	259,117
Louisiana Stadium & Exposition District
Sr RB Series 2023A	5.00%	07/01/48 (a)	350,000	368,778
New Orleans
Sewerage Service RB Series 2015	5.00%	06/01/25	260,000	263,252
				1,119,822
MAINE 0.4%
Maine Health & Educational Facilities Auth
RB (Maine Health) Series 2023B	5.25%	07/01/48 (a)	250,000	266,137
MARYLAND 1.8%
Baltimore
Sub RB Series 2017A	5.00%	07/01/24	215,000	215,173
Maryland Economic Development Corp
Refunding RB (Transportation Facilities) Series 2017A	5.00%	06/01/35 (a)	500,000	519,201
Maryland Health & Higher Educational Facilities Auth
RB (Frederick Health System) Series 2023	5.00%	07/01/39 (a)	350,000	365,195
				1,099,569

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MASSACHUSETTS 4.7%
Massachusetts Development Finance Agency
RB (Boston Children’s Hospital) Series 2024U2	4.00%	03/01/48 (a)(c)(e)	1,840,000	1,840,000
RB (Boston Medical Center) Series 2023G	5.25%	07/01/52 (a)	500,000	526,689
RB (Emerson College) Series 2018	5.00%	01/01/43 (a)	500,000	502,565
				2,869,254
MINNESOTA 2.2%
Eden Prairie ISD No 272
GO Bonds Series 2019B	3.00%	02/01/34 (a)(c)	330,000	297,187
Hopkins ISD #270
GO Bonds Series 2019A	3.00%	02/01/34 (a)(c)	285,000	261,283
South Central Minnesota Multi-Cnty Hsg & Redevelopment Auth
Pooled Housing Development RB Series 1993	0.00%	02/01/00 (f)(g)	15,000	1,197
Pooled Housing Development RB Series 1993	0.00%	02/01/02 (f)(g)	30,000	2,394
Pooled Housing Development RB Series 1993	0.00%	02/01/05 (f)(g)	20,000	1,596
Pooled Housing Development RB Series 1993	0.00%	02/01/06 (f)(g)	20,000	1,596
Pooled Housing Development RB Series 1993	0.00%	02/01/07 (f)(g)	65,000	5,187
Pooled Housing Development RB Series 1993	0.00%	02/01/08 (f)(g)	10,000	798
Pooled Housing Development RB Series 1993	0.00%	02/01/17 (f)(g)	450,000	35,910
Pooled Housing Development RB Series 1993	0.00%	02/01/25 (f)(g)	9,500,000	758,100
				1,365,248
MISSISSIPPI 1.1%
Mississippi Business Finance Corp
IDRB (Chevron) Series 2007B	4.00%	12/01/30 (a)(e)	665,000	665,000
MISSOURI 1.5%
Kansas City IDA
Airport Special Obligation Bonds Series 2020A	5.00%	03/01/32 (a)	345,000	363,361
Lambert-St Louis International Airport
Airport RB Series 2024A	5.25%	07/01/49 (a)(d)	250,000	272,294
St Louis Board of Education
GO Bonds Series 2023	5.00%	04/01/42 (a)	250,000	267,922
				903,577
NEVADA 2.3%
Carson City
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2017	5.00%	09/01/47 (a)	235,000	236,494
Clark Cnty
Airport System Jr Lien Sub RB Series 2021B	5.00%	07/01/27	235,000	242,399
Aviation Refunding RB Series 2022A	5.00%	07/01/24	400,000	400,199
Nevada Dept of Business & Industry
RB (Brightline West Passenger Rail) Series 2020A	4.00%	01/01/50 (a)(c)(h)	500,000	500,021
				1,379,113

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
NEW JERSEY 3.6%
New Jersey Economic Development Auth
School Facilities Construction Refunding Bonds Series 2023RRR	5.00%	03/01/25	250,000	252,264
State Lease RB Series 2017B	5.00%	06/15/30 (a)	240,000	253,386
New Jersey Transportation Trust Fund Auth
Transportation Bonds Series 2023BB	5.00%	06/15/46 (a)	250,000	266,280
Transportation RB Series 2020AA	4.00%	06/15/50 (a)	180,000	166,819
Transportation System Bonds Series 2019A	5.00%	12/15/33 (a)	225,000	240,815
New Jersey Turnpike Auth
Turnpike RB Series 2022B	4.50%	01/01/48 (a)	500,000	504,423
Tobacco Settlement Financing Corp
Tobacco Settlement Bonds Series 2018A	5.25%	06/01/46 (a)	500,000	515,043
				2,199,030
NEW MEXICO 0.4%
Bernalillo Cnty Water Utility Auth
Sr Lien Water & Sewer System Refunding RB Series 2014A	5.00%	07/01/24	250,000	250,156
NEW YORK 14.6%
Metropolitan Transportation Auth
Transportation RB Series 2020C1	4.75%	11/15/45 (a)	500,000	508,887
Transportation Refunding RB Series 2024A	5.00%	11/15/37 (a)	250,000	276,843
New York City
GO Bonds Fiscal 2019 Series D4	4.00%	12/01/47 (a)(c)(e)	250,000	250,000
GO Bonds Fiscal 2021 Series F1	4.00%	03/01/47 (a)	295,000	281,595
GO Bonds Fiscal 2022 Series A1	4.00%	08/01/38 (a)	250,000	250,319
GO Bonds Fiscal 2022 Series D1	5.50%	05/01/46 (a)	250,000	275,294
New York City Municipal Water Finance Auth
Water & Sewer System 2nd General Resolution RB Fiscal 2017 Series BB2	3.95%	06/15/49 (a)(c)(e)	750,000	750,000
Water & Sewer System 2nd General Resolution RB Fiscal 2024 Series CC1	4.25%	06/15/54 (a)	500,000	489,963
New York City Transitional Finance Auth
Building Aid RB Fiscal 2021 Series S1	4.00%	07/15/40 (a)	210,000	209,235
Future Tax Secured Sub Bonds Fiscal 2019 Series A4	4.05%	08/01/45 (a)(c)(e)	1,585,000	1,585,000
Future Tax Secured Sub Bonds Fiscal 2020 Series A2	5.00%	05/01/39 (a)	280,000	295,635
Future Tax Secured Sub Bonds Fiscal 2022 Series C1	4.00%	02/01/39 (a)	250,000	248,195
Future Tax Secured Sub Bonds Fiscal 2023 Series A1	4.00%	08/01/48 (a)	500,000	474,581
Future Tax Secured Sub Bonds Fiscal 2024 Series B	4.38%	05/01/53 (a)	250,000	244,073
Future Tax Secured Sub Bonds Fiscal 2024 Series G1	5.25%	05/01/51 (a)	500,000	545,667
New York State Dormitory Auth
RB (New York Institute of Technology) Series 2024	5.00%	07/01/43 (a)	500,000	526,235
RB (New York Institute of Technology) Series 2024	5.00%	07/01/44 (a)	250,000	261,643
State Personal Income Tax RB Series 2017A	4.00%	02/15/36 (a)	500,000	505,149
State Personal Income Tax RB Series 2024A	4.00%	03/15/47 (a)	250,000	236,834
New York Transportation Development Corp
Special Facilities RB (JFK Airport - New Terminal 1) Series 2023	5.50%	06/30/39 (a)	250,000	271,396
Triborough Bridge & Tunnel Auth
Sales Tax RB Series 2023A	4.13%	05/15/53 (a)	250,000	239,463
Westchester Cnty Local Development Corp
RB (New York Blood Center) Series 2024	5.00%	07/01/38 (a)	200,000	213,318
				8,939,325

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
NORTH CAROLINA 1.7%
Durham
Utility System RB Series 2024	4.00%	08/01/41 (a)(d)	250,000	249,716
Greater Asheville Regional Airport Auth
Airport System RB Series 2022A	5.50%	07/01/52 (a)	250,000	267,011
North Carolina Medical Care Commission Retirement Facilities
Retirement Facilities 1st Mortgage RB (United Methodist Retirement Homes) Series 2024A	5.00%	10/01/49 (a)	510,000	520,627
				1,037,354
OHIO 0.8%
Columbus
ULT GO Bonds Series 2017A	3.15%	04/01/35 (a)	250,000	226,453
Univ of Cincinnati
RB (Univ of Cincinnati) Series 2024A	5.25%	06/01/54 (a)(d)	250,000	268,294
				494,747
OKLAHOMA 1.2%
Oklahoma Development Finance Auth
Health System RB (OU Medicine) Series 2018B	5.50%	08/15/57 (a)	500,000	509,882
Oklahoma Univ
General Refunding RB Series 2024A	4.13%	07/01/54 (a)	250,000	238,966
				748,848
OREGON 2.0%
Astoria Hospital Facilities Auth
RB (Columbia Memorial Hospital) Series 2024	5.25%	08/01/54 (a)(d)	250,000	260,743
Beaverton SD #48J
GO Bonds Series 2022A	0.00%	06/15/48 (a)(b)(c)	500,000	149,094
Lane Cnty SD
GO Bonds Series 2023	0.00%	06/15/43 (a)(b)(c)	900,000	350,649
Port of Portland Airport
Airport RB Series 27A	4.00%	07/01/39 (a)	500,000	484,338
				1,244,824
PENNSYLVANIA 2.3%
Commonwealth Financing Auth
Tobacco Settlement RB Series 2018	5.00%	06/01/35 (a)	500,000	522,019
Northhampton SD
GO Bonds Series 2017	4.00%	08/15/24	375,000	374,906
Pennsylvania State Turnpike Commission
RB Series 2022B	5.00%	12/01/47 (a)	500,000	532,300
				1,429,225
PUERTO RICO 0.4%
Puerto Rico Sales Tax Financing Corp
Restructured Sales Tax Bonds Series 2019A1	5.00%	07/01/58 (a)	250,000	250,081

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RHODE ISLAND 2.0%
Rhode Island Health & Educational Building Corp
Higher Education Facility RB (Bryant Univ) Series 2024	5.00%	06/01/43 (a)	460,000	490,131
Hospital Financing RB (Lifespan Obligated Group) Series 2024	5.00%	05/15/40 (a)	200,000	211,149
Hospital Financing RB (Lifespan Obligated Group) Series 2024	5.00%	05/15/43 (a)	500,000	521,457
				1,222,737
SOUTH CAROLINA 1.7%
South Carolina Jobs Economic Development Auth
Health Care Facilities RB (Novant Health) Series 2024A	4.50%	11/01/54 (a)	250,000	245,491
South Carolina Public Service Auth
RB Series 2022E	5.75%	12/01/47 (a)	500,000	548,702
Refunding RB Series 2016B	5.00%	12/01/56 (a)	250,000	249,961
				1,044,154
TENNESSEE 2.5%
Chattanooga Health Educational & Housing Facilities Board
Student Housing Refunding RB (CDFI Univ of Tennessee at Chattanooga) Series 2015	5.00%	10/01/29 (a)	500,000	503,654
Metro Government of Nashville & Davidson Cnty
GO Bonds Series 2018	5.00%	07/01/24	200,000	200,175
Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
Educational Facilities RB (Belmont Univ) Series 2023	5.25%	05/01/53 (a)	250,000	263,754
Metropolitan Nashville Airport Auth
RB Series 2022B	5.25%	07/01/47 (a)	250,000	264,041
Tennessee Housing Development Agency Home Ownership
Residential Finance Program Bonds Series 2023-3A	6.25%	01/01/54 (a)	250,000	269,197
				1,500,821
TEXAS 13.8%
Aldine ISD
ULT GO Bonds Series 2024	4.00%	02/15/54 (a)(c)	200,000	186,930
Arlington Higher Education Finance Corp
Education RB (Harmony Public Schools) Series 2024	4.00%	02/15/44 (a)(d)	500,000	483,419
Corpus Christi
Sr Lien Utility System Refunding RB Series 2024	4.25%	07/15/54 (a)(d)	400,000	377,886
Dallas
Refunding RB Series 2021	4.00%	08/15/30 (a)	250,000	247,186
Sr Lien Special Tax RB (Dallas Fair Park) Series 2023	6.25%	08/15/53 (a)	250,000	251,614
El Paso Cnty Hospital District
GO Refunding Bonds Series 2017	5.00%	08/15/33 (a)	165,000	166,947
GO Refunding Bonds Series 2017	5.00%	08/15/35 (a)	200,000	202,526
Galveston
1st Lien RB Series 2023	5.25%	08/01/24	400,000	400,211
1st Lien RB Series 2023	5.25%	08/01/25	250,000	251,955
Garland
Electric Utility System Refunding RB Series 2023	4.25%	03/01/48 (a)	250,000	244,483
Garland ISD
ULT GO Bonds Series 2023A	5.00%	02/15/48 (a)(c)	250,000	267,468
Gonzales ISD
ULT GO Bonds Series 2024	5.00%	08/01/44 (a)(c)(d)	250,000	272,140

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Greater Texoma Utility Auth
RB Series 2024	5.00%	10/01/32	250,000	276,016
Harris Cnty
Toll Road 1st Lien Refunding RB Series 2024A	4.00%	08/15/49 (a)(d)	400,000	378,357
Houston
Utility System 1st Lien Refunding RB Series 2024A	5.00%	11/15/41 (a)	250,000	274,900
Huntsville
Water & Wastewater System RB Series 2018	3.63%	08/15/43 (a)	230,000	203,310
Lubbock
Electric Light & Power System Refunding RB Series 2023	5.00%	04/15/37 (a)	300,000	331,315
Martin Cnty Hospital District
GO Refunding Bonds Series 2021	4.00%	04/01/36 (a)	280,000	278,753
Midland Cnty Texas Hospital District
Hospital RB Series 2024A	4.00%	05/15/44 (a)	250,000	237,107
New Hope Cultural Educational Facilities Corp
Education RB (Beta Academy) Series 2019A	5.00%	08/15/49 (a)	500,000	466,086
Newark Higher Education Finance Corp
Education RB (Orenda) Series 2023A	4.25%	08/15/58 (a)(c)	200,000	192,635
Prosper ISD
ULT GO Bonds Series 2023	4.00%	02/15/53 (a)(c)	250,000	234,988
San Antonio
Electric & Gas Systems Refunding RB Series 2023B	4.00%	02/01/43 (a)	250,000	243,165
GO Bonds Series 2023	4.00%	02/01/43 (a)	250,000	247,737
Tarrant Regional Water District
Water Revenue & Refunding Bonds Series 2024	5.00%	03/01/42 (a)(d)	500,000	548,171
Terrell
Tax & Waterworks & Sewer System GO RB Series 2023C	4.50%	08/15/53 (a)	500,000	495,522
Texas Municipal Gas Corp III
Gas Supply Refunding RB Series 2021	5.00%	12/15/28 (c)	275,000	280,129
Texas Transportation Corp
Sr Lien RB (NTE Mobility Partners) Series 2023	5.50%	12/31/58 (a)	165,000	176,252
Texas Water Dev Brd
State Revolving Fund RB Series 2022	5.00%	08/01/24	250,000	250,522
				8,467,730
UTAH 1.3%
Salt Lake City
Airport RB Series 2021A	5.00%	07/01/46 (a)	265,000	274,814
Airport RB Series 2023A	5.25%	07/01/40 (a)	250,000	271,502
Utah Board of Regents
General RB (Univ of Utah) Series 2022A	4.00%	08/01/51 (a)	250,000	235,082
				781,398
VIRGINIA 0.4%
Lynchburg Economic Development Auth
Hospital Refunding RB (Centra Health) Series 2021	4.00%	01/01/40 (a)	270,000	259,528
WASHINGTON 2.6%
Pasco Water & Sewer
Water & Sewer Refunding RB Series 2023A	5.00%	12/01/43 (a)	250,000	263,686

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Port Vancouver Washington
LT GO Bonds Series 2022A	5.00%	12/01/33 (a)	500,000	532,595
Skagit Cnty Hospital District No 1
Hospital RB Series 2024	5.50%	12/01/42 (a)	300,000	317,602
Three Rivers Regional Wastewater Auth
Wastewater RB Series 2024	4.00%	09/01/42 (a)	500,000	484,850
				1,598,733
WEST VIRGINIA 0.5%
West Virginia Hospital Finance Auth
Hospital Revenue & Refunding Bonds (Vandalia Health) Series 2023B	6.00%	09/01/53 (a)	250,000	278,203
WISCONSIN 1.8%
Wisconsin Health & Educational Facilities Auth
RB (Fort HealthCare Inc) Series 2024A	5.00%	10/01/40 (a)	300,000	312,854
RB (Fort HealthCare Inc) Series 2024A	5.00%	10/01/41 (a)	350,000	363,191
RB (Woodland Hill Sr Housing) Series 2014	5.25%	12/01/49 (a)	500,000	436,658
				1,112,703
Total Municipal Securities (Cost $64,342,487)				64,083,482
Total Investments in Securities (Cost $64,342,487)				64,083,482

(a)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(b)	Zero coupon bond.
(c)	Credit-enhanced or liquidity-enhanced.
(d)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(e)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(f)
The underlying properties were sold and the bond trustee collected sales proceeds from the underlying properties. A substantial distribution to bond holders occurred on
April 14, 2023, with a residual distribution to be paid in 2025. Due to the sale of the underlying properties, accruals for interest were suspended. Previously, the securities were making semiannual distributions of variable amounts of cash flow. The residual distribution payment to be made to bond holders in 2025 consists of county tax levy deficit payments collected and to be collected by the bond trustee through the end of 2024 less trust operating, administration, and legal expenses in liquidating the trust.

(g)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(h)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.

CCD —	Community college district
COP —	Certificate of participation
GO —	General obligation
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LT —	Limited tax
M/F —	Multi-family
RB —	Revenue bond
S/F —	Single-family
SD —	School district
ULT —	Unlimited tax
USD —	Unified school district
VRDN —	Variable rate demand note

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$62,718,234	$—	$62,718,234
Minnesota	—	558,470	806,778	1,365,248
Total	$—	$63,276,704	$806,778	$64,083,482

[1]	As categorized in the Portfolio Holdings.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
INVESTMENT IN SECURITIES	VALUE AT August 31, 2023	GROSS TRANSFERS IN	GROSS TRANSFERS OUT	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT May 31, 2024
Municipal Securities
Minnesota	$713,766	$0	$0	$0	$0	$0	$93,012	$806,778
Total	$713,766	$0	$0	$0	$0	$0	$93,012	$806,778
The Level 3 securities held are valued utilizing an evaluated price from a third-party vendor pricing service using significant unobservable inputs. A significant change in third-party pricing information may result in a lower or higher value for Level 3 investments (see notes to portfolio holdings for additional information).

Schwab Municipal Bond Funds
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities.  Inputs differ by valuation approach and techniques, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
● Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.  When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information.  Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.

Schwab Municipal Bond Funds
Notes to Portfolio Holdings (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of May 31, 2024, are disclosed in each fund’s Portfolio Holdings.
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